                                             1933 Act Registration No. 033-16905
                                             1940 Act Registration No. 811-05309

      As filed with the Securities and Exchange Commission on May 17, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ x ]
                      Pre-Effective Amendment No. _____            [   ]
                      Post-Effective Amendment No. 86              [ x ]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                 Amendment No. 86                  [ x ]



                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-7987
              (Registrant's Telephone Number, including Area Code)

                                Richard J. Ertel
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H05F
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      [     ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
      [     ]  on (date) pursuant to paragraph (b) of Rule 485.
      [     ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      [     ]  on (date) pursuant to paragraph (a)(1) of Rule 485.
      [  x  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
      [     ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

                                      Subject to Completion, dated May 17, 2007

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

(FIRST AMERICAN FUNDS LOGO)

July    , 2007              PROSPECTUS
                            First American Investment Funds, Inc.
                            ASSET CLASS - QUANTITATIVE FUNDS

QUANTITATIVE FUNDS

Class A, Class C, Class R, and Class Y Shares

QUANTITATIVE LARGE CAP CORE FUND
QUANTITATIVE LARGE CAP GROWTH FUND
QUANTITATIVE LARGE CAP VALUE FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS

FUND SUMMARIES
    General Investment Approach                                        2
    Quantitative Large Cap Core Fund                                   3
    Quantitative Large Cap Growth Fund                                 5
    Quantitative Large Cap Value Fund                                  7
MORE ABOUT THE FUNDS
    Investment Strategies, Risks, and Other Investment
      Matters                                                          9
POLICIES AND SERVICES
    Purchasing, Redeeming, and Exchanging Shares                      10
    Managing Your Investment                                          19
ADDITIONAL INFORMATION
    Management                                                        20
FOR MORE INFORMATION                                          Back Cover

Fund Summaries
INTRODUCTION

          This section of the prospectus describes the objectives of the First American Quantitative Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Quantitative Funds

Fund Summaries
General Investment Approach

The First American Quantitative Funds are designed to provide an alternative to the investment strategies used by index funds and traditional actively managed funds. Index funds are unmanaged and designed to very closely track the performance of a particular index. Traditional actively managed funds generally use fundamental research to pick stocks in an attempt to outperform a benchmark index. However, these funds often have a high "tracking error," meaning their returns differ significantly, both positively and negatively, from index returns. Thus, while a traditional actively managed fund may have the potential to significantly outperform its benchmark index, there also is a considerable risk that it will significantly underperform that index. Using a quantitative approach to stock selection, each First American Quantitative Fund attempts to maintain a low tracking error as compared to its benchmark index, while producing higher returns than the index.

In selecting investments for the funds, the portfolio managers use a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today's economic conditions. The process then measures the relative sensitivity of each of the stocks in a fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund's overall projected return within the risk constraints that have been established to limit the fund's tracking error as compared to its benchmark index.


                              2
                      PROSPECTUS - First American Quantitative Funds

Fund Summaries
Quantitative Large Cap Core Fund

OBJECTIVE

Quantitative Large Cap Core Fund's objective is to provide, over the long term, a total return that exceeds the total return of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies, although it is currently anticipated that the fund normally will invest at least 95% of its net assets in these stocks. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market. The market capitalizations of companies in the S&P 500 Index ranged from approximately $1.5 billion to $432.3 billion as of March 31, 2007.

The fund's investments are selected using the process described above under "General Investment Approach." In selecting common stocks, the portfolio managers are limited to companies included in the S&P 500 Index, including common stocks of foreign issuers which are listed on a United States stock exchange and included in the S&P 500 Index. The fund will not hold all of the securities in the S&P 500 Index.

In addition to investing in common stocks, the fund may invest in S&P 500 Index futures contracts and exchange traded funds in order to manage large inflows or outflows of cash.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Additional Expenses. When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.
- Common Stock Risk. Stocks may decline significantly in price over short or extended periods of time.
- Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.
- Futures Contract Risk. The use of stock index futures contracts exposes the fund to additional risks and transaction costs.
- Quantitative Investing Risk. The fund is managed using the quantitative process described under "General Investment Approach." The use of this process could cause the fund to underperform other mutual funds with similar investment objectives.

See "More About the Funds" for additional information about some of these risks.

FUND PERFORMANCE

Since the fund commenced operations as of the date of this prospectus, no performance information is presented. The fund's investment advisor manages other accounts which are similar to the Quantitative Large Cap Core Fund. The historical performance of these accounts is presented under "Management -- Performance of Portfolios Similar to Quantitative Large Cap Core Fund."


                              3
                      PROSPECTUS - First American Quantitative Funds

Fund Summaries
Quantitative Large Cap Core Fund CONTINUED

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A      CLASS C      CLASS R      CLASS Y
------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                           5.50%(2)      None         None         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)                                   None(3)     1.00%         None         None
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.30%        0.30%        0.30%        0.30%
  Distribution and/or Service (12b-1) Fees                      0.25%        1.00%        0.50%         None
  Other Expenses(4)                                             0.31%        0.31%        0.31%        0.31%
  Total Annual Fund Operating Expenses(5)                       0.86%        1.61%        1.11%        0.61%
  Less Fee Waivers(6)                                         (0.16)%      (0.16)%      (0.16)%      (0.16)%
  Net Expenses(6)                                               0.70%        1.45%        0.95%        0.45%
------------------------------------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                               CLASS C          CLASS C
                                                                              assuming      assuming no
                                                                            redemption       redemption
                                                                             at end of        at end of
                                                              CLASS A      each period      each period      CLASS R      CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
  1 year                                                      $  618        $     248         $     148      $   97       $   46
---------------------------------------------------------------------------------------------------------------------------------
  3 years                                                     $  794        $     492         $     492      $  337       $  179

(1)An annual account maintenance fee of $50 may be charged under certain circumstances. See "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares -- Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Accounts with Low Balances."

(2)Investors may qualify for reduced sales charges.

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(4)Other Expenses are based on estimated amounts for the current fiscal year.

(5)Total Annual Fund Operating Expenses do not include securities lending income received by the advisor. The advisor receives fees of up to 25% of the fund's net income from securities lending transactions in connection with the lending services it provides the fund.

(6)The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 31, 2008, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, do not exceed 0.70%, 1.45%, 0.95%, and 0.45%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after July 31, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


                              4
                      PROSPECTUS - First American Quantitative Funds

Fund Summaries
Quantitative Large Cap Growth Fund

OBJECTIVE

Quantitative Large Cap Growth Fund's objective is to provide, over the long term, a total return that exceeds the total return of the Russell 1000 Growth Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies, although it is currently anticipated that the fund normally will invest at least 95% of its net assets in these stocks. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 1000 Index. The Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index (an index of the 3,000 largest companies in the United States, based on total market capitalization), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $1.1 billion to $432.3 billion as of March 31, 2007.

The fund's investments are selected using the process described above under "General Investment Approach." In selecting common stocks, the portfolio managers are limited to companies included in the Russell 1000 Index, but will invest principally in companies that also are included in the Russell 1000 Growth Index. The Russell 1000 Growth Index consists of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The fund's investments may include common stocks of foreign issuers which are listed on a United States stock exchange and included in the Russell 1000 Index. The fund will not hold all of the securities in the Russell 1000 Index or the Russell 1000 Growth Index.

In addition to investing in common stocks, the fund may invest in stock index futures contracts and exchange traded funds in order to manage large inflows or outflows of cash.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Additional Expenses. When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.
- Common Stock Risk. Stocks may decline significantly in price over short or extended periods of time.
- Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.
- Futures Contract Risk. The use of stock index futures contracts exposes the fund to additional risks and transaction costs.
- Growth Stock Risk. There is a risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.
- Quantitative Investing Risk. The fund is managed using the quantitative process described under "General Investment Approach." The use of this process could cause the fund to underperform other mutual funds with similar investment objectives.

See "More About the Funds" for additional information about some of these risks.

FUND PERFORMANCE

Since the fund commenced operations as of the date of this prospectus, no performance information is presented.


                              5
                      PROSPECTUS - First American Quantitative Funds

Fund Summaries
Quantitative Large Cap Growth Fund CONTINUED

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A      CLASS C      CLASS R      CLASS Y
------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                           5.50%(2)      None         None         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)                                   None(3)     1.00%         None         None
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.30%        0.30%        0.30%        0.30%
  Distribution and/or Service (12b-1) Fees                      0.25%        1.00%        0.50%         None
  Other Expenses(4)                                             0.75%        0.75%        0.75%        0.75%
  Total Annual Fund Operating Expenses(5)                       1.30%        2.05%        1.55%        1.05%
  Less Fee Waivers(6)                                         (0.60)%      (0.60)%      (0.60)%      (0.60)%
  Net Expenses(6)                                               0.70%        1.45%        0.95%        0.45%
------------------------------------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                               CLASS C          CLASS C
                                                                              assuming      assuming no
                                                                            redemption       redemption
                                                                             at end of        at end of
                                                              CLASS A      each period      each period      CLASS R      CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
  1 year                                                      $  618        $     248         $     148      $   97       $   46
---------------------------------------------------------------------------------------------------------------------------------
  3 years                                                     $  883        $     585         $     585      $  431       $  274
---------------------------------------------------------------------------------------------------------------------------------

(1)An annual account maintenance fee of $50 may be charged under certain circumstances. See "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares -- Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Accounts with Low Balances."

(2)Investors may qualify for reduced sales charges.

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(4)Other Expenses are based on estimated amounts for the current fiscal year.

(5)Total Annual Fund Operating Expenses do not include securities lending income received by the advisor. The advisor receives fees of up to 25% of the fund's net income from securities lending transactions in connection with the lending services it provides the fund.

(6)The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 31, 2008, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, do not exceed 0.70%, 1.45%, 0.95%, and 0.45%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after July 31, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


                              6
                      PROSPECTUS - First American Quantitative Funds

Fund Summaries
Quantitative Large Cap Value Fund

OBJECTIVE

Quantitative Large Cap Value Fund's objective is to provide, over the long term, a total return that exceeds the total return of the Russell 1000 Value Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies, although it is currently anticipated that the fund normally will invest at least 95% of its net assets in these stocks. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 1000 Index. The Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index (an index of the 3,000 largest companies in the United States, based on total market capitalization), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $1.1 billion to $432.3 billion as of March 31, 2007.

The fund's investments are selected using the process described above under "General Investment Approach." In selecting common stocks, the portfolio managers are limited to companies included in the Russell 1000 Index, but will invest principally in companies that also are included in the Russell 1000 Value Index. The Russell 1000 Value Index consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The fund's investments may include common stocks of foreign issuers which are listed on a United States stock exchange and included in the Russell 1000 Index. The fund will not hold all of the securities in the Russell 1000 Index or the Russell 1000 Value Index.

In addition to investing in common stocks, the fund may invest in stock index futures contracts and exchange traded funds in order to manage large inflows or outflows of cash.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Additional Expenses. When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.
- Common Stock Risk. Stocks may decline significantly in price over short or extended periods of time.
- Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.
- Futures Contract Risk. The use of stock index futures contracts exposes the fund to additional risks and transaction costs.
- Quantitative Investing Risk. The fund is managed using the quantitative process described under "General Investment Approach." The use of this process could cause the fund to underperform other mutual funds with similar investment objectives.
- Value Stock Risk. There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

See "More About the Funds" for additional information about some of these risks.

FUND PERFORMANCE

Since the fund commenced operations as of the date of this prospectus, no performance information is presented.


                              7
                      PROSPECTUS - First American Quantitative Funds

Fund Summaries
Quantitative Large Cap Value Fund CONTINUED

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A      CLASS C      CLASS R      CLASS Y
------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                           5.50%(2)      None         None         None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)                                   None(3)     1.00%         None         None
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.30%        0.30%        0.30%        0.30%
  Distribution and/or Service (12b-1) Fees                      0.25%        1.00%        0.50%         None
  Other Expenses(4)                                             0.75%        0.75%        0.75%        0.75%
  Total Annual Fund Operating Expenses(5)                       1.30%        2.05%        1.55%        1.05%
  Less Fee Waivers(6)                                         (0.60)%      (0.60)%      (0.60)%      (0.60)%
  Net Expenses(6)                                               0.70%        1.45%        0.95%        0.45%
------------------------------------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                               CLASS C          CLASS C
                                                                              assuming      assuming no
                                                                            redemption       redemption
                                                                             at end of        at end of
                                                              CLASS A      each period      each period      CLASS R      CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
  1 year                                                      $  618        $     248         $     148      $   97       $   46
---------------------------------------------------------------------------------------------------------------------------------
  3 years                                                     $  883        $     585         $     585      $  431       $  274

(1)An annual account maintenance fee of $50 may be charged under certain circumstances. See "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares -- Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Accounts with Low Balances."

(2)Investors may qualify for reduced sales charges.

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(4)Other Expenses are based on estimated amounts for the current fiscal year.

(5)Total Annual Fund Operating Expenses do not include securities lending income received by the advisor. The advisor receives fees of up to 25% of the fund's net income from securities lending transactions in connection with the lending services it provides the fund.

(6)The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 31, 2008, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, do not exceed 0.70%, 1.45%, 0.95%, and 0.45%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after July 31, 2008, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


                              8
                      PROSPECTUS - First American Quantitative Funds

More About the Funds
Investment Strategies, Risks, and Other Investment Matters

OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. This section provides information about some additional non-principal strategies that the funds' investment advisor may use to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Temporary Investments.   In an attempt to respond to adverse market, economic,
political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Portfolio Turnover.   Fund managers expect to trade securities frequently,
resulting in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

PRINCIPAL RISKS

The principal risks of investing in each fund are described in the "Fund Summaries" section. More information about some of these risks is presented below.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, and/or large-capitalization stocks, may underperform the market as a whole.

Foreign Security Risk.   Each fund may invest in dollar denominated foreign
securities which are listed on a United States stock exchange and included in the index from which the fund's common stock investments are selected. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Even though these securities are traded in U.S. dollars, their prices are indirectly influenced by currency fluctuations. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the United States' economy.

Futures Contract Risk.   The use of stock index futures contracts exposes a fund
to additional risks and transaction costs. Additional risks include leverage risk, which is the risk that adverse price movements in the index could result in a loss substantially greater than the fund's initial investment in the instrument; the risk of an imperfect correlation between the price of the futures contract and the prices of the securities in the index; and the possible absence of a liquid secondary market for the futures contract or possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired.

Quantitative Investing Risk.   The funds are managed using the quantitative
process described under "Fund Summaries -- General Investment Approach." Securities selected using this process could underperform the market as a whole as a result of the factors used in the process, the weight placed on each factor, and changes in the way each factor performs in today's economic conditions as compared to the factor's historical performance.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                              9
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares

GENERAL

You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.

The funds have authorized certain investment professionals and financial institutions ("financial intermediaries") to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the funds after your order is received by the funds or an authorized financial intermediary in proper form. Exchanges are also made at the NAV per share next calculated by the fund after your exchange request is received in proper form. See "Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Calculating Net Asset Value" below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "Purchase, Redemption, and Exchange Procedures."

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

CHOOSING A SHARE CLASS

The funds issue their shares in four classes with each class having a different cost structure. As noted below, only certain eligible investors can purchase Class R and Class Y shares of the funds, whereas Class A and Class C shares (the "Retail Share Classes") are generally available to investors. You should decide which share class best suits your needs.

Eligibility to Invest in Class R and Class Y Shares

CLASS R SHARES generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans ("retirement plans"), and must be held in plan level or omnibus accounts.

Class R shares are not available to retail retirement or non-retirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

CLASS Y SHARES are offered to group retirement plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

Class Share Overview

                                         Contingent Deferred
                       Front-End Sales      Sales Charge         Annual 12b-1 Fees
                        Charge (FESC)          (CDSC)          (as a % of net assets)
-------------------------------------------------------------------------------------
Class A                     5.50%(1)            None(2)                 0.25%
Class C                     None                1.00%(3)                1.00%
Class R                     None                None                    0.50%
Class Y                     None                None                    None
-------------------------------------------------------------------------------------

(1)The FESC is reduced for larger purchases. See "Determining Your Share Price -- Class A Shares" below.

(2)Class A share investments of $1 million or more on which no FESC is paid may be subject to a 1% CDSC.

(3)A 1.00% CDSC applies if you redeem your Class C shares within 12 months of purchase.

Among the Retail Share Classes, Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American Funds Class A, Class B (for funds offering such share class), and Class C shares (not including First American money market funds) to equal or exceed $1 million dollars, using the aggregation principles discussed below under "Determining Your Share Price -- Class A Shares -- Reducing Your Sales Charge on Class A Shares." To the extent operationally possible, these orders will be automatically rejected.

Class R or Class Y shares are generally a better choice than a Retail Share Class if you are eligible to purchase these share classes. However, if you intend to hold your shares for a long time, or if you are eligible to invest in Class A shares with a reduced or waived sales charge, Class A may be a better choice than an investment in Class R shares.

DETERMINING YOUR SHARE PRICE

Class A Shares

Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The sales charge you pay may differ slightly from the amount set forth below because of rounding that occurs in the calculation used to determine your sales charge.


                              10
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

                                Sales Charge
                       ------------------------------
                         As a %               As a %
                           of                 of Net
                        Offering              Amount
Purchase Amount          Price               Invested
-----------------------------------------------------
Less than $50,000        5.50%                5.82%
50,000 - $99,999         4.50%                4.71%
$100,000 - $249,999      3.50%                3.63%
$250,000 - $499,999      2.50%                2.56%
$500,000 - $999,999      2.00%                2.04%
$1 million and over      0.00%                0.00%

Reducing Your Sales Charge on Class A Shares. As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as follows.

Prior Purchases. Prior purchases of Class A, Class B (for funds offering such share class), and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares' purchase price.

Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B (for funds offering such share class), and Class C shares of any First American Fund (except a money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B (for funds offering such share class), or Class C shares of any First American Fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your financial intermediary, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.

You should provide your financial intermediary with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:
- all of your accounts at your financial intermediary.
- all of your accounts at any other financial intermediary.
- all accounts of any related party (such as a spouse or dependent child) held with any financial intermediary.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your financial intermediary may have this information.

More information on these ways to reduce your sales charge appears in the SAI.

Purchasing Class A Shares Without a Sales Charge. The following persons may purchase a fund's Class A shares at net asset value without a sales charge:
- directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.
- current and retired officers and directors of the funds.
- full-time employees of any broker-dealer authorized to sell fund shares.
- full-time employees of the fund's counsel.
- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).
- persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.
- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.
- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.
- group retirement plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Reinvesting After a Redemption.   If you redeem Class A shares of a First
American Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First


                              11
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your financial intermediary.

Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your financial intermediary may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. To find out whether you will be assessed a CDSC, ask your financial intermediary.

The CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class A shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under "Waiving Contingent Deferred Sales Charges."

Additional Information on Reducing Sales Charges. A link to information regarding the funds' Class A share sales charge breakpoints is available on the funds' web site at www.firstamericanfunds.com.

Class C Shares

Your purchase price for Class C shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class C shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under "Waiving Contingent Deferred Sales Charges."

Retirement Plan Availability of Class C Shares

Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE and SEP plans. Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans.

Waiving Contingent Deferred Sales Charges

CDSCs on Class A and Class C share redemptions will be waived for:
- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
- redemptions that equal the minimum required distribution from an IRA or other retirement plan to a shareholder who has reached the age of 70 1/2.
- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.
- redemptions required as a result of over-contribution to an IRA plan.

Class R and Class Y Shares

Your purchase price for Class R and Class Y shares is their net asset value. These share classes do not have a front-end sales charge or a CDSC.

12B-1 FEES

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The funds do not pay 12b-1 fees on Class Y shares. The 12b-1 fees paid by the funds are designated as distribution fees and/or shareholder servicing fees, as described below.

                                  Annual 12b-1 Fees
                             (as a percentage of average
                                  daily net assets)
                             ----------------------------
                                             Shareholder
                             Distribution     Servicing
                                  Fee            Fee
---------------------------------------------------------
Class A                          None            0.25%
Class C                          0.75%           0.25%
Class R                          0.25%           0.25%
Class Y                          None            None

Because 12b-1 fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

COMPENSATION PAID TO FINANCIAL INTERMEDIARIES

The funds' distributor receives any front-end sales charge or CDSC that you pay and any 12b-1 fees paid by the funds. From this revenue, the distributor will pay financial intermediaries for the services they provide. The funds' advisor and/or distributor may make additional payments to


                              12
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

intermediaries from their own assets, as described below under "Additional Payments to Financial Intermediaries."

Sales Charge Reallowance

The distributor pays (or "reallows") a portion of the front-end sales charge on Class A shares to your financial intermediary, as follows:

                             Maximum Reallowance
                                  as a % of
Purchase Amount                Purchase Price
-----------------------------------------------------
Less than $50,000                   5.00%
$50,000 - $99,999                   4.00%
$100,000 - $249,999                 3.25%
$250,000 - $499,999                 2.25%
$500,000 - $999,999                 1.75%
$1 million and over                 0.00%

Sales Commissions

There is no initial sales charge on Class A share purchases of $1 million or more; however, your financial intermediary may receive a commission of up to 1% on your purchase. Although you pay no front-end sales charge when you buy Class C shares, the funds' distributor pays a sales commission of 1.00% of the amount invested to intermediaries selling Class C shares.

12b-1 Fees

The funds' distributor uses the 12b-1 shareholder servicing fee to compensate financial intermediaries for administrative services performed on behalf of the intermediaries' customers. These intermediaries receive shareholder servicing fees of up to 0.25% of a fund's Class A, Class C, and Class R share average daily net assets attributable to shares sold through them. For Class A and Class R shares, the distributor begins to pay shareholder servicing fees to these intermediaries immediately after you purchase shares. For Class C shares, the distributor begins to pay shareholder servicing fees to these intermediaries one year after you purchase shares, but only if you continue to hold the shares at that time.

The funds' distributor uses the 12b-1 distribution fee to compensate financial intermediaries for the sale of fund shares to their customers. The funds' distributor pays intermediaries that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor pays intermediaries that sell Class R shares a 0.25% annual distribution fee beginning immediately after you purchase shares.

In all cases, intermediaries continue to receive 12b-1 fees for as long as you hold fund shares.

Additional Payments to Financial Intermediaries

The advisor and/or the distributor may pay additional compensation to financial intermediaries out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the intermediaries' customers. The amount of these payments may be significant, and may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of the assets invested in the funds by the intermediary's customers; reimbursement of ticket or operational charges (fees that an intermediary charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain intermediaries also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds' SAI.

PURCHASE, REDEMPTION, AND EXCHANGE PROCEDURES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.


                              13
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

Purchasing Class A and Class C Shares

You can become a shareholder in any of the funds by making the following minimum initial or additional investments.

                                Minimum      Minimum
                                Initial     Additional
Account Types                  Investment   Investment
------------------------------------------------------
Retirement plan, Uniform Gift
to Minors Act (UGMA)/
Uniform Transfers to Minors
Act (UTMA) accounts              $  500        $ 25
All other accounts               $1,000        $100

The funds have the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

By Phone. You can purchase shares by calling your financial intermediary, if they have a sales agreement with the funds' distributor. You can also place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.

By Wire.   You can purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV or public offering price, as applicable based on your share class, calculated after the funds' custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

REGULAR U.S. MAIL:         OVERNIGHT EXPRESS MAIL:
------------------------   ------------------------
First American Funds       First American Funds
P.O. Box 3011              615 East Michigan Street
Milwaukee, WI 53201-3011   Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:
- All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
- Cash, money orders, cashier's checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
- If a check or ACH does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.   To purchase shares as part of a savings
discipline, you may add to your investment on a regular basis:
- by having $100 or more ($25 for a retirement account or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares, or
- through automatic monthly exchanges of your First American fund into another First American fund of the same class.

You may apply for participation in either of these programs through your financial intermediary or by calling Investor Services at 800 677-FUND.

Redeeming Class A and Class C Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.   If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, which in certain instances may be waived. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within 2-3 business days. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.


                              14
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

By Mail.   To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

REGULAR U.S. MAIL:         OVERNIGHT EXPRESS MAIL:
------------------------   ------------------------
First American Funds       First American Funds
P.O. Box 3011              615 East Michigan Street
Milwaukee, WI 53201-3011   Milwaukee, WI 53202

Your request should include the following information:
- name of the fund
- account number
- dollar amount or number of shares redeemed
- name on the account
- signatures of all registered account owners

A signature guarantee is required on written requests if:
- you would like redemption proceeds to be paid to anyone other than to the shareholder of record.
- you would like the redemption check mailed to an address or bank account other than those on the fund's records, or you have changed the address on the fund's records within the last 30 days.
- your redemption request is more than $50,000.
- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire.   You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

By Systematic Withdrawal Plan.   If your account has a value of $5,000 or more,
you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Exchanging Class A and Class C Shares

If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.

Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.

When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class C shares for Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Short-Term Trading of Fund Shares" below.

By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary or by calling the funds directly at 800 677-FUND.

By Mail.   To exchange shares by written request, please follow the procedures under "Redeeming Class A and Class C Shares" above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.   You may add to your investment on a regular basis
through automatic monthly exchanges of your First American fund into another First American fund of the same class. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800 677-FUND.

Purchasing, Redeeming, and Exchanging Class R Shares

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any financial intermediary or plan administrator authorized to sell the funds' shares. Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares.


                              15
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

Share purchases by eligible retirement plans are generally made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive the purchase order or redemption request from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Exchanging Class R Shares.   If you are a plan participant and your investment
goals or your financial needs change, you may exchange your shares for Class R shares of another First American Fund offered through your retirement plan. There is no fee to exchange shares.

To exchange your shares, call your financial intermediary or plan administrator. In order for your shares to be exchanged the same day, you must call your financial intermediary or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial intermediary or plan administrator to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Short-Term Trading of Fund Shares" below.

Purchasing, Redeeming, and Exchanging Class Y Shares

You may purchase or redeem shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The funds reserve the right to impose minimum investment amounts on clients of financial intermediaries that charge the funds or the advisor transaction or recordkeeping fees.

If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Exchanging Class Y Shares.   If your investment goals or your financial needs
change, you may exchange your shares for Class Y shares of another First American Fund. There is no fee to exchange shares. If you are no longer eligible to purchase Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial intermediary.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Additional Information on Purchasing, Redeeming, and Exchanging Shares -- Short-Term Trading of Fund Shares" below.

Systematic Transactions.   You may add to your investment, or redeem a specific
dollar amount from your account, on a regular, automatic basis through a systematic investment or withdrawal plan. You may also move from one First American Fund to another First American Fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in these programs through your financial intermediary.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

ADDITIONAL INFORMATION ON PURCHASING, REDEEMING, AND EXCHANGING SHARES

Calculating Net Asset Value

The funds generally calculate their NAV as of 3:00 p.m. Central time every day the New York Stock Exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds' board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by


                              16
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:
- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
- Securities whose trading has been halted or suspended;
- Fixed-income securities that have gone into default and for which there is no current market value quotation; and
- Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Short-Term Trading of Fund Shares

The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds' board of directors has adopted policies and procedures designed to detect and deter short-term trading in the funds' shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds' shares in violation of these policies. As discussed below, however, there is no guarantee that the funds will be able to detect such trading in all accounts. See "Omnibus Accounts" below.

Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.

In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.   The funds' advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.

Certain transactions are not subject to the funds' short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.


                              17
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Purchasing, Redeeming, and Exchanging Shares  CONTINUED

Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds seek to apply their short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.

While the funds will request that financial intermediaries either apply the funds' short-term trading policies to their customers who invest indirectly in the funds, or maintain policies reasonably designed to achieve the objective of the funds' short-term trading policies, the funds are limited in their ability to monitor the trading activity or enforce the funds' short-term trading policies with respect to customers of financial intermediaries. However, the funds have entered into shareholder information agreements with certain financial intermediaries pursuant to Rule 22c-2 of the Investment Company Act of 1940 under which the financial intermediaries have agreed to assist the funds in monitoring trading activity and enforcing the funds' short-term trading policies with respect to the financial intermediaries' customers.

Telephone Transactions

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Accounts with Low Balances

If your account balance falls below $500, the funds reserve the right to either:
- deduct a $50 annual account maintenance fee, or
- close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.

Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, if you redeem more than $250,000 of a fund's assets within a 30-day period, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund's portfolio instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.


                              18
                      PROSPECTUS - First American Quantitative Funds

Policies and Services
Managing Your Investment


STAYING INFORMED

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the funds do not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared and paid quarterly. For each of the funds, any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends paid from the net investment income of each fund may constitute "qualified dividends" taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Dividends paid from a fund's net investment income that do not constitute "qualified dividends" and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of their investment objectives and strategies, the funds' distributions are expected to consist primarily of capital gains.

Taxes on Transactions

The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Considerations for Retirement Plan Clients

A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations.


                              19
                      PROSPECTUS - First American Quantitative Funds

Additional Information
Management

FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2007, FAF Advisors and its
affiliates had more than $   billion in assets under management, including
investment company assets of more than $ billion. As investment advisor, FAF Advisors manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services equal, on an annual basis, to 0.30% of the fund's average daily net assets.

A discussion regarding the basis for the board of directors' approval of the funds' investment advisory agreement will appear in the funds' annual report to shareholders for the fiscal period ending October 31, 2007.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the funds' investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.   FAF Advisors and its affiliate, U.S. Bancorp Fund
Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund's pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.   U.S. Bank is paid monthly fees equal, on an annual basis, to
0.005% of each fund's average daily net assets for providing custody services to the funds.

Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Distribution Services.   Quasar Distributors, LLC, an affiliate of FAF Advisors,
receives distribution and shareholder servicing fees for acting as the funds' distributor.

Securities Lending Services.   In connection with lending their portfolio
securities, the funds pay fees to FAF Advisors of up to 25% of each fund's net income from these securities lending transactions. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund's average daily net assets.

Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds' distributor as well as other payments from the funds' distributor and/or advisor as described above under "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares -- Compensation Paid to Financial Intermediaries -- Additional Payments to Financial Intermediaries."

PORTFOLIO MANAGEMENT

The portfolio managers responsible for each fund's management are:

Walter A. French, Senior Equity Portfolio Manager. Mr. French serves as the primary portfolio manager for each fund. Mr. French entered the financial services industry in 1974 and joined FAF Advisors in 1999.

David R. Cline, Senior Equity Portfolio Manager. Mr. Cline serves as a co-manager for each fund. Mr. Cline entered the financial services industry in 1988 and joined FAF Advisors in 1989.

David A. Friar, Equity Portfolio Manager. Mr. Friar serves as a co-manager for each fund. Mr. Friar entered the financial services industry in 1998 and joined FAF Advisors in 1999.


                              20
                      PROSPECTUS - First American Quantitative Funds

Additional Information
Management CONTINUED

Keith B. Hembre, CFA, Chief Economist and Head of Quantitative Analysis. Mr. Hembre serves as a co-manager for each fund. Mr. Hembre entered the financial services industry in 1992 and joined FAF Advisors in 1997.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.

Performance of Portfolios Similar to Quantitative Large Cap Core Fund

The tables below compare the returns for the S&P 500 Index with the returns for the FAF Advisors Enhanced Equity Index Composite (the "Composite"), which consists of FAF Advisors' portfolios (segregated accounts and pooled funds) which have investment objectives, policies, strategies and risks substantially similar to those of Quantitative Large Cap Core Fund. The S&P 500 Index is compared with the Composite for the one-, five-, and ten-year periods ended March 31, 2007 and on an annual basis as of December 31 of each of the last 10 years. This information is designed to show you how investment portfolios managed by FAF Advisors which are similar to Quantitative Large Cap Core Fund have performed over various periods in the past. It does not indicate how Quantitative Large Cap Core Fund will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                             (AS OF MARCH 31, 2007)

                                 FAF Advisors             FAF Advisors
                        Enhanced Equity Index    Enhanced Equity Index
                                    Composite                Composite
                                (At Max Sales           (With No Sales
                            Charge and Net of        Charge and Net of      S&P 500
                       Operating Expenses)(1)   Operating Expenses)(2)     Index(3)
-----------------------------------------------------------------------------------
One Year                               8.09%                   14.26%        11.83%
Five Years                             6.02%                    7.29%         6.27%
Ten Years                              7.94%                    8.52%         8.20%
-----------------------------------------------------------------------------------

(1)Reflects the deduction of Quantitative Large Cap Core Fund Class A sales charges of 5.50% and net operating expenses of 0.70%.
(2)Reflects the deduction of Quantitative Large Cap Core Fund Class A net operating expenses of 0.70%. These net operating expenses are after contractual fee waivers and expense reimbursements, which may be terminated at any time after July 31, 2008. See "Fund Summaries -- Quantitative Large Cap Core Fund -- Fees and Expenses."
(3)The S&P 500 Index is an unmanaged market-capitalization weighted index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market.

                              ANNUAL TOTAL RETURNS
                        (AS OF DECEMBER 31 OF EACH YEAR)

                                 FAF Advisors
                        Enhanced Equity Index
                                    Composite
                               (With No Sales
                            Charge and Net of        S&P 500
                       Operating Expenses)(1)   Index (%)(2)
------------------------------------------------------------
1997                                  30.18%         33.36%
1998                                  26.99%         28.58%
1999                                  18.32%         21.04%
2000                                 (6.41)%        (9.10)%
2001                                (11.43)%       (11.89)%
2002                                (22.83)%       (22.10)%
2003                                  29.43%         28.68%
2004                                  12.02%         10.88%
2005                                   6.56%          4.91%
2006                                  18.50%         15.79%
------------------------------------------------------------

(1)Reflects the deduction of Quantitative Large Cap Core Fund Class A net operating expenses of 0.70%. These net operating expenses are after contractual fee waivers and expense reimbursements, which may be terminated at any time after July 31, 2008. See "Fund Summaries -- Quantitative Large Cap Core Fund -- Fees and Expenses."
(2)The S&P 500 Index is an unmanaged market-capitalization weighted index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market.

The Composite performance data is made up of the asset-weighted averages of the performance of all of the individual portfolios in the Composite using beginning of period weightings. The performance results are time-weighted rates of return net of brokerage commissions. This method for calculating performance differs from the required SEC method for calculating mutual fund performance. The gross total returns for the Composite in the Average Annual Total Returns and Annual Total Returns tables were adjusted to reflect the deduction of net operating expenses (after waivers) for Class A shares of Quantitative Large Cap Core Fund. The performance results of the Composite would be different if they were adjusted to reflect the deduction of net operating expenses (after waivers) of Class C, R or Y shares. The Annual Total Returns table for the Composite does not reflect the deduction of any sales load, which would have reduced those performance numbers.

The portfolios in the Composite are not mutual funds and are not subject to the diversification requirements, specific tax restrictions and the investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Additionally, the portfolios in the Composite were not subject to the unpredictable cash flows that characterize mutual funds and were not required to maintain cash reserves to accommodate shareholder redemptions. If the portfolios in the Composite were subject to such restrictions, the Composite performance might have been lower.


                              21
                      PROSPECTUS - First American Quantitative Funds

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

    ANNUAL AND SEMIANNUAL REPORTS

    Additional information about the funds' investments will be available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

    STATEMENT OF ADDITIONAL INFORMATION (SAI)

    The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-05309                                       PROQUANT  7/07
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                               Subject to completion, dated May 17, 2007

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY __, 2007

                    FIRST AMERICAN QUANTITATIVE EQUITY FUNDS


                        QUANTITATIVE LARGE CAP CORE FUND
                       QUANTITATIVE LARGE CAP GROWTH FUND
                        QUANTITATIVE LARGE CAP VALUE FUND


      This Statement of Additional Information relates to the Class A, Class C, Class R and Class Y shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus dated July __, 2007. This Statement of Additional Information is incorporated into the Funds' Prospectus by reference. To obtain copies of the Prospectus, or the Funds' Annual Report when one becomes available, at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----


GENERAL INFORMATION......................................................... 1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.......................... 2

   Debt Obligations......................................................... 2
   Exchange Traded Funds.................................................... 3
   Futures and Options on Futures........................................... 3
   Lending of Portfolio Securities.......................................... 5
   Options Transactions..................................................... 5
   Repurchase Agreements.................................................... 7
   Short-Term Temporary Investments......................................... 8
   When-Issued and Delayed Delivery Transactions............................ 9

INVESTMENT RESTRICTIONS..................................................... 9

DISCLOSURE OF PORTFOLIO HOLDINGS............................................11
   Public Disclosure........................................................11
   Non public Disclosure ...................................................11

DIRECTORS AND EXECUTIVE OFFICERS............................................13
   Independent Directors....................................................13
   Executive Officers.......................................................14
   Standing Committees of the Board of Directors............................16
   Fund Shares Owned by the Directors.......................................18
   Compensation.............................................................18
   Sales Loads..............................................................20

CODE OF ETHICS..............................................................20

PROXY VOTING POLICIES.......................................................20

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS........................20
   Investment Advisor.......................................................20
   Additional Payments to Financial Intermediaries..........................21
   Administrator............................................................24
   Transfer Agent...........................................................24
   Distributor..............................................................25
   Custodian and Independent Registered Public Accounting Firm..............26

PORTFOLIO MANAGERS..........................................................26
   Other Accounts Managed...................................................26
   Portfolio Manager Compensation...........................................27
   Ownership of Fund Shares.................................................27

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE..........................28

CAPITAL STOCK...............................................................29

NET ASSET VALUE AND PUBLIC OFFERING PRICE...................................29

TAXATION ...................................................................30

REDUCING SALES CHARGES......................................................31
   Class A Sales Charge.....................................................31
   Sales of Class A Shares at Net Asset Value...............................31
   Reinvestment Right.......................................................32

ADDITIONAL INFORMATION ABOUT REDEEMING SHARES...............................32
   By Telephone.............................................................32
   By Mail..................................................................33
   Redemptions Before Purchase Instruments Clear............................33

RATINGS.............................................................Appendix A

PROXY VOTING POLICIES AND PROCEDURES................................Appendix B

                               GENERAL INFORMATION

      First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

      FAIF is organized as a series fund and currently issues shares in 42 series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information individually as the "Fund," and collectively as the "Funds." The Funds are diversified open-end management investment companies.

      Shareholders may purchase shares of each Fund through four separate classes, Class A, Class C, Class R, and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds may also provide for variations in other costs among the classes. In addition, a sales load is imposed on the sale of Class A and Class C shares of the Funds. Except for the foregoing differences among the classes pertaining to costs and fees, each share of each Fund represents an equal proportionate interest in that Fund.

      The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans.

      This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); Mount Vernon Securities Lending Trust ("Mount Vernon Trust"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., American Select Portfolio Inc., and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

      The principal investment strategies of each Fund are set forth in the Funds' Prospectus. Additional information concerning certain principal investment strategies of the Funds, and information on non-principal investment strategies that may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund's investment objective. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of a Fund's assets absent specific identification of that practice. Additional information concerning the Funds' investment restrictions is set forth below under "Investment Restrictions."

      If a percentage limitation on investments by a Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. To the extent a Fund is limited to investing in securities with specified ratings or of a certain credit quality, the Fund is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Fitch, Inc. ("Fitch") and Moody's Investors Service, Inc. ("Moody's) are contained in Appendix A.

DEBT OBLIGATIONS

      The Funds may invest in debt obligations as a non-principal investment strategy. These include securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, preferred stocks, corporate debt securities, and short-term obligations of the kinds described below under "Short-Term Investments." The Funds' investments in debt obligations also may include securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Investments in debt obligations will be limited to investment-grade securities, defined as securities which are rated at the time of purchase by two of Moody's, Standard & Poor's and Fitch not less than Baa, BBB and BBB (or the equivalent short-term ratings), respectively, unless only one of those rating agencies provides a rating, in which case that rating must be at least Baa or BBB, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa or their equivalent have speculative characteristics and carry a somewhat higher risk of default than higher rated obligations.

      The debt obligations specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

      Corporate Debt Securities. Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer's debt securities. As a result of the added debt burden, the credit quality and market value of an issuer's existing debt securities may decline significantly.

      Fixed and Floating Rate Debt Obligations. The debt obligations in which the Funds invest as a non-principal investment strategy may have either fixed or floating rates. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

      Preferred Stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Each Fund, as a non-principal investment strategy, may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks.

      U.S. Government Securities. The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:

      - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

      - notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

      - notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

      - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

      The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.

EXCHANGE TRADED FUNDS

      The Funds may invest in exchange traded funds ("ETFs") as a principal investment strategy. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. market while awaiting the purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FUTURES AND OPTIONS ON FUTURES

      The Funds may invest in stock index futures contracts as a principal investment strategy in order to manage large inflows or outflows of cash. The Funds also may purchase options on stock index futures contracts as a non-principal investment strategy.

      A futures contract on a stock index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

      A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

      A futures contract can be closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, security, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade or similar entity, or quoted on an automated quotation system.

      When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

      The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

      Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements.

      The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations.

      Limitations on Use of Futures and Futures Options. Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the futures contract or option and the underlying index. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      CFTC Information. The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator (a "CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The Funds have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

      In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or the applicable Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

      When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. See "Taxation."

      The Advisor acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the Advisor to provide such services and receive such compensation. The Advisor receives fees of up to 25% of each Fund's net income from securities lending transactions. For each Fund, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such Fund's average daily net assets.

OPTIONS TRANSACTIONS

      The Funds may purchase put and call options on securities and/or stock indices as a non-principal investment strategy. These transactions may be undertaken for the purpose of reducing risk to the Funds; that is, for "hedging" purposes, or, in the case of options written by a Fund, to produce additional income. Options on futures contracts are discussed above under "-- Futures and Options on Futures."

      Options on Securities. As a non-principal investment strategy, each Fund may purchase put and call options on securities it owns or has the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

      A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

      Options on Stock Indices. As a non-principal investment strategy, each Fund may purchase put and call options on stock indices. An option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for index options are always in cash. Gain or loss depends on market movements with respect to specific financial instruments. The multiplier for index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying index. Options on different indices may have different multipliers.

      Writing Call Options. As a non-principal investment strategy, the Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. These transactions would be undertaken principally to produce additional income.

      Covered Options. The Fund will write options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated) upon conversion or exchange of the securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates liquid assets in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security, index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. A put option on a security or index is "covered" if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

      Expiration or Exercise of Options. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

      A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked price.

      Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put) or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Limitations. None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

REPURCHASE AGREEMENTS

      Each of the Funds may enter into repurchase agreements as a non-principal investment strategy. Ordinarily, the Funds do not expect its investments in repurchase agreements to exceed 10% of its total assets. However, because a Fund may invest without limit in cash and short-term securities for temporary defensive purposes, there is no limit on a Fund's ability to invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

      The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

SHORT-TERM TEMPORARY INVESTMENTS

      In an attempt to respond to adverse market, economic, political or other conditions, the Funds may temporarily invest without limit in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations. The other mutual funds in which the Fund may so invest include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto.

      Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the SEC with respect to the Funds. A brief description of certain kinds of short-term instruments follows:

      Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectus, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's, Fitch or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's, Fitch and Moody's, see Appendix A.

      Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

      Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

      Variable Rate Demand Obligations. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each of the Funds may purchase securities on a when-issued or delayed delivery basis as a non-principal investment strategy. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will segregate cash or liquid securities in an amount sufficient to meet its purchase commitments.

      The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

      When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

                             INVESTMENT RESTRICTIONS

      In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

      None of the Funds will:

      1. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      3. With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. Government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. Government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

      4. Invest in companies for the primary purpose of control or management.

      5. Purchase physical commodities or contracts relating to physical commodities.

      6. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

      7. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

      8. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the SEC, a Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will use industry classifications provided by Bloomberg, Lehman Brothers, or other similar sources to determine its compliance with this limitation.

      For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

      For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

      The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

      None of the Funds will:

      1. Invest more than 15% of its net assets in all forms of illiquid investments.

      2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

      3. Make short sales of securities.

      4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

      5. Pledge any assets, except in connection with any permitted borrowing and then in amounts not in excess of one-third of the Fund's total assets, provided that for the purposes of this restriction, margin deposits, security interests, liens and collateral arrangements with respect to options, futures contracts, options on futures contracts, and other permitted investments and techniques are not deemed to be a pledge of assets for purposes of this limitation.

      6. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

      With respect to the non-fundamental restriction set forth in number 1 above, each Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of a Fund's net assets are invested in illiquid investments, that Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

      The Board of Directors has adopted guidelines and procedures under which the Funds' investment advisor is to determine whether the following types of securities which may be held by the Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

      For determining compliance with its investment restriction relating to industry concentration, the Funds classify asset-backed securities in their portfolios in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 94-D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

PUBLIC DISCLOSURE

      Each Fund is required by the SEC to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund's annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the relevant Fund's fiscal quarter. In addition, the First American Fund Family makes portfolio holdings information publicly available for all First American Funds other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (the "Index Funds," series of FAIF), the series of FAF (the "Money Market Funds"), which are money market funds, and the series of the Mount Vernon Trust by posting the information on the First American Funds website on a quarterly basis. The Funds will attempt to post such information within ten days of the quarter end. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds' procedures regarding the disclosure of Undisclosed Holdings Information.

NONPUBLIC DISCLOSURE

      The Funds' board of directors has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Undisclosed Holdings Information"), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

       Because the portfolios of the Index Funds generally mirror the composition of published indices, the Index Funds are not subject to the Disclosure Policies. In addition, the Money Market Funds are not subject to the Disclosure Policies because these Funds hold only short-term money market securities that generally do not vary significantly in value over short periods of time. The Mount Vernon Trust is not subject to the Disclosure Policies because the series of the trust are not available to the general public, but are only offered in connection with the investment of collateral received in connection with securities lending. Because of the types of securities held by, or the limited purpose of, the foregoing Funds, such Funds' portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.

      Disclosure within FAF Advisors and Its Affiliates and to Fund Directors. Undisclosed Holdings Information and information derived therefrom may be provided (a) without prior approval, to individuals who are employed by FAF Advisors and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of FAF Advisors who are not otherwise entitled to receive such information under "Disclosure to Fund Service Providers and Prospective Service Providers," below, if (1) such individuals are subject to FAF Advisors Code of Ethics, or that of an affiliate; (2) the fund to which such information relates is subject to FAF Advisors' market timing review; and (3) FAF Advisors' Internal Compliance Controls Committee has determined that improper use of such information by such individuals is not likely to affect the funds in any material respect based on factors such as the types of funds to which the Undisclosed Holdings Information relate, the flows of investment into such funds, and reports of portfolio managers regarding the stability of assets in such funds.

      Undisclosed Holdings Information and information derived therefrom also may be provided to directors of the First American Funds and their service providers, such as counsel, as part of the materials for regular or special board of directors meetings without prior approval.

      Disclosure to Fund Service Providers and Prospective Service Providers. Undisclosed Holdings Information and information derived therefrom may be provided to organizations that provide or propose to provide services to the First American Funds, such as sub-advisors, custodians, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, entities that provide certain class share financing, proxy voting organizations, financial printers, pricing services and the like, provided that such organization has entered into a written agreement with the Funds to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

      Disclosure to Fund Ranking and Ratings Organizations. Undisclosed Holdings Information and information derived therefrom may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody's, and Standard & Poor's, and to entities that provide investment coverage and/or analytical information regarding a Fund's portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

      Disclosure to Investors, Prospective Investors, and Investor Consultants. Undisclosed Holdings Information and information derived therefrom may not be provided to investors, prospective investors, or investor consultants without the prior approval of the Funds' Chief Compliance Officer in the specific instance. The Chief Compliance Officer will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the Chief Compliance Officer also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Advisor and its affiliates, on the other, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds' Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.

      Disclosure as Required by Applicable Law. Undisclosed Holdings Information and information derived therefrom may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

      Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Advisor and any sub-advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the First American Funds website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund's regular pricing services) or in connection with portfolio transactions.

      No Compensation or Consideration. Neither the Funds, nor the Advisor or any sub-advisor or any affiliate of either, including the Chief Compliance Officer or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

      Chief Compliance Officer Reports to Fund Board. The Funds' Chief Compliance Officer must provide a quarterly report to the Funds' board of directors addressing exceptions to these policies and procedures during the preceding quarter, if any.

      Detective and Corrective Action. Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the Chief Compliance Officer. The Chief Compliance Officer shall recommend an appropriate sanction to be imposed by the individual's supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.

      Designee of Chief Compliance Officer. In the event of the absence or unavailability of the Chief Compliance Officer, all of the obligations of the Chief Compliance Officer may be performed by his or her designee.

                        DIRECTORS AND EXECUTIVE OFFICERS

      The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. Each of the Directors is an independent director.

INDEPENDENT DIRECTORS


                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
NAME,             POSITION                                                            IN FUND           OTHER
ADDRESS,          HELD          TERM OF OFFICE         PRINCIPAL                      COMPLEX           DIRECTORSHIPS
AND YEAR          WITH          AND LENGTH OF          OCCUPATION(S)                  OVERSEEN BY       HELD BY
OF BIRTH          FUND          TIME SERVED            DURING PAST 5 YEARS            DIRECTOR          DIRECTOR*
--------          --------      --------------         --------------------           ------------      ---------
Benjamin R.       Director      Term expiring          Retired; Senior                First             None
Field III,                      earlier of             Financial Advisor,             American
P.O. Box                        death,                 Bemis Company, Inc.            Funds
1329,                           resignation,           from May 2002 to               Complex:
Minneapolis,                    removal,               March 2004; Senior             twelve
Minnesota                       disqualification,      Vice President,                registered
55440-1329                      or successor           Chief Financial                investment
(1938)                          duly elected           Officer and                    companies,
                                and qualified.         Treasurer, Bemis               including 62
                                Director of            Company, through               portfolios
                                FAIF since             April 2002
                                September 2003

Roger A.          Director      Term expiring          Director,                      First             None
Gibson,                         earlier of             Charterhouse Group,            American
P.O. Box                        death,                 Inc., a private                Funds
1329,                           resignation,           equity firm, since             Complex:
Minneapolis,                    removal,               October 2005; Vice             twelve
MN                              disqualification,      President and Chief            registered
55440-1329                      or successor           Operating Officer,             investment
(1946)                          duly elected           Cargo - United                 companies,
                                and qualified.         Airlines, from July            including 62
                                Director of            2001 through                   portfolios
                                FAIF since             retirement in June
                                October 1997           2004

Victoria J.       Director      Term expiring          Investment                     First             None
Herget,                         earlier of             consultant and                 American
P.O. Box                        death,                 non-profit board               Funds
1329,                           resignation,           member since 2001              Complex:
Minneapolis,                    removal,                                              twelve
Minnesota                       disqualification,                                     registered
55440-1329                      or successor                                          investment
(1951)                          duly elected                                          companies,
                                and qualified.                                        including 62
                                Director of                                           portfolios
                                FAIF since
                                September 2003

John P.           Director      Term expiring          Retired; Principal             First             None
Kayser                          earlier of             (1983-2004) and                American
P.O. Box                        death,                 Chief Financial                Funds
1329,                           resignation,           Officer and Chief              Complex:
Minneapolis,                    removal,               Administrative                 twelve
MN                              disqualification,      Officer                        registered
55440-1329                      or successor           (1988-2002),                   investment
(1949)                          duly elected           William Blair &                companies,
                                and qualified.         Company, LLC                   including 62
                                Director of                                           portfolios
                                FAIF since
                                October 2006

Leonard W.        Director      Term expiring          Owner and                      First             None
Kedrowski,                      earlier of             President,                     American
P.O. Box                        death,                 Executive and                  Funds
1329,                           resignation,           Management                     Complex:
Minneapolis,                    removal,               Consulting, Inc., a            twelve
Minnesota                       disqualification,      management                     registered
55440-1329                      or successor           consulting firm;               investment
(1941)                          duly elected           Board member, GC               companies,
                                and qualified.         McGuiggan                      including 62
                                Director of            Corporation (dba               portfolios
                                FAIF since             Smyth Companies), a
                                November 1993          label printer;
                                                       former Chief
                                                       Executive Officer,
                                                       Creative Promotions
                                                       International, LLC,
                                                       a promotional award
                                                       programs and
                                                       products company,
                                                       through October
                                                       2003; Advisory
                                                       Board Member,
                                                       Designer Doors, a
                                                       manufacturer of
                                                       designer doors,
                                                       through 2002


                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
NAME,             POSITION                                                            IN FUND           OTHER
ADDRESS,          HELD          TERM OF OFFICE         PRINCIPAL                      COMPLEX           DIRECTORSHIPS
AND YEAR          WITH          AND LENGTH OF          OCCUPATION(S)                  OVERSEEN BY       HELD BY
OF BIRTH          FUND          TIME SERVED            DURING PAST 5 YEARS            DIRECTOR          DIRECTOR*
--------          --------      --------------         --------------------           ------------      ---------
Richard K.        Director      Term expiring          Owner and CEO, RKR             First             Cleveland-Cliffs
Riederer,                       earlier of             Consultants, Inc.,             American          Inc. (a
P.O. Box                        death,                 a management                   Funds             producer
1329,                           resignation,           consulting firm,               Complex:          of iron
Minneapolis,                    removal,               and non-profit                 twelve            ore
Minnesota                       disqualification,      board member since             registered        pellets)
55440-1329                      or successor           2005                           investment
(1944)                          duly elected                                          companies,
                                and qualified.                                        including 62
                                Director of                                           portfolios
                                FAIF since
                                August 2001

Joseph D.         Director      Term expiring          Attorney At Law,               First             None
Strauss,                        earlier of             Owner and                      American
P.O. Box                        death,                 President, Strauss             Funds
1329,                           resignation,           Management Company,            Complex:
Minneapolis,                    removal,               a Minnesota holding            twelve
Minnesota                       disqualification,      company for various            registered
55440-1329                      or successor           organizational                 investment
(1940)                          duly elected           management business            companies,
                                and qualified.         ventures; Owner,               including 62
                                Director of            Chairman and Chief             portfolios
                                FAIF since             Executive Officer,
                                April 1991             Community Resource
                                                       Partnerships, Inc.,
                                                       a strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning
                                                       and public relations
                                                       organization; Owner,
                                                       Chairman and Chief
                                                       Executive Officer,
                                                       Excensus(TM) LLC,
                                                       a strategic demographic
                                                       planning and application
                                                       development firm,
                                                       since 2001

Virginia L.       Chair;        Chair term             Governance                     First             None
Stringer,         Director      three years.           consultant and                 American
P.O. Box                        Director term          non-profit board               Funds
1329,                           expiring               member; former                 Complex:
Minneapolis,                    earlier of             Owner and                      twelve
Minnesota                       death,                 President,                     registered
55440-1329                      resignation,           Strategic                      investment
(1944)                          removal,               Management                     companies,
                                disqualification,      Resources, Inc., a             including 62
                                or successor           management                     portfolios
                                duly elected           consulting firm;
                                and qualified.         Executive
                                Chair of FAIF's        Consultant for
                                Board since            State Farm
                                September 1997;        Insurance Company
                                Director of            through 2003
                                FAIF since
                                September 1987

James M.          Director      Term expiring          Owner and                      First             None
Wade,                           earlier of             President, Jim Wade            American
P.O. Box                        death,                 Homes, a                       Funds
1329,                           resignation,           homebuilding                   Complex:
Minneapolis,                    removal,               company, since 1999            twelve
Minnesota                       disqualification,                                     registered
55440-1329                      or successor                                          investment
(1943)                          duly elected                                          companies,
                                and qualified.                                        including 62
                                Director of                                           portfolios
                                FAIF since
                                August 2001

----------------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

EXECUTIVE OFFICERS



NAME, ADDRESS,             POSITION(s)           TERM OF OFFICE
AND                        HELD                  AND LENGTH OF                PRINCIPAL OCCUPATION(s)
YEAR OF BIRTH              WITH FUND             TIME SERVED                  DURING PAST 5 YEARS
-------------              -----------           --------------               -----------------------
Thomas S.                  President             Re-elected by                Chief Executive Officer of FAF
Schreier, Jr.,                                   the Board                    Advisors, Inc.
FAF Advisors,                                    annually;
Inc.                                             President of
800 Nicollet                                     FAIF since
Mall,                                            February 2001
Minneapolis,
Minnesota 55402
(1962) *


NAME, ADDRESS,             POSITION(s)           TERM OF OFFICE
AND                        HELD                  AND LENGTH OF                PRINCIPAL OCCUPATION(s)
YEAR OF BIRTH              WITH FUND             TIME SERVED                  DURING PAST 5 YEARS
-------------              -----------           --------------               -----------------------
Mark S. Jordahl,           Vice                  Re-elected by                Chief Investment Officer of FAF
FAF Advisors,              President             the Board                    Advisors, Inc.
Inc.                       -                     annually;
800 Nicollet               Investment            Vice
Mall,                                            President --
Minneapolis,                                     Investments
Minnesota 55402                                  of FAIF since
(1960) *                                         September 2001

Jeffery M.                 Vice                  Re-elected by                Senior Vice President of FAF
Wilson,                    President             the Board                    Advisors, Inc.
FAF Advisors,              -                     annually;
Inc.                       Administra            Vice
800 Nicollet                                     President --
Mall,                                            Administration
Minneapolis,                                     of FAIF since
Minnesota 55402                                  March 2000
(1956) *

Charles D.                 Treasurer             Re-elected by                Mutual Funds Treasurer, FAF Advisors,
Gariboldi, Jr.,                                  the Board                    Inc., since October 2004; prior
FAF Advisors,                                    annually;                    thereto, Vice President for
Inc.                                             Treasurer of                 investment accounting and fund
800 Nicollet                                     FAIF Since                   treasurer of Thrivent Financial for
Mall,                                            December 2004                Lutherans
Minneapolis,
Minnesota 55402
(1959) *

Jill M.                    Assistant             Re-elected by                Assistant Treasurer, FAF Advisors,
Stevenson,                 Treasurer             the Board                    Inc. since September 2005; Director,
FAF Advisors,                                    annually;                    Senior Project Manager, FAF Advisors,
Inc.                                             Assistant                    Inc. from May 2003 to September 2005;
800 Nicollet                                     Treasurer of                 prior thereto, Vice President,
Mall,                                            FAIF since                   Director of Operations, Paladin
Minneapolis,                                     September 2005               Investment Associates, LLC
Minnesota 55402
(1965)*

David H. Lui,              Chief                 Re-elected by                Chief Compliance Officer of FAF
FAF Advisors,              Compliance            the                          Advisors, Inc. since March 2005;
Inc.                       Officer               Board                        Chief Compliance Officer, Franklin
800 Nicollet                                     annually;                    Advisors, Inc. and Chief Compliance
Mall,                                            Chief                        Counsel, Franklin Templeton
Minneapolis,                                     Compliance                   Investments from March 2004 to March
Minnesota 55402                                  Officer of                   2005; prior thereto, Vice President,
(1960) *                                         FAIF since                   Charles Schwab & Co., Inc.
                                                 March 2005

Jason Mitchell,            Anti-Money            Re-elected by                Anti-Money Laundering Officer for
FAF Advisors,              Laundering            the Board                    First American Funds and FAF
Inc.                       Officer               annually;                    Advisors, Inc. since September 2006.
800 Nicollet                                     Anti-Money                   Compliance Manager for FAF Advisors,
Mall,                                            Laundering                   Inc. since June 2006. Prior thereto,
Minneapolis,                                     Officer of                   Compliance Analyst for FAF Advisors,
Minnesota 55402                                  FAIF since                   Inc. from October 2004 through June
(1976) *                                         September 2006               2006.  Prior to that, Senior Systems
                                                                              Helpdesk Analyst for Wachovia
                                                                              Retirement Services from November
                                                                              2002 through October 2004.  Prior to
                                                                              that, Senior Retirement Plan
                                                                              Specialist for PFPC, Inc.

Kathleen L.                Secretary             Re-elected by                Deputy General Counsel, FAF Advisors,
Prudhomme,                                       the Board                    Inc., since November 2004; prior
FAF Advisors,                                    annually;                    thereto, Partner, Dorsey & Whitney
Inc.                                             Secretary of                 LLP, a Minneapolis-based law firm
800 Nicollet                                     FAIF since
Mall,                                            December
Minneapolis,                                     2004;
Minnesota 55402                                  Assistant
(1953) *                                         Secretary of
                                                 FAIF from
                                                 September
                                                 1998 through
                                                 December 2004

Brett L. Agnew,            Assistant             Re-elected by                Attorney, FAF Advisors, Inc., since
FAF Advisors,              Secretary             the Board                    August 2004; Senior Counsel, Thrivent
Inc.                                             annually;                    Financial for Lutherans from 2001 to
800 Nicollet                                     Assistant                    August 2004
Mall,                                            Secretary of
Minneapolis,                                     FAIF since
Minnesota                                        December 2004
55402 (1971)*

James D. Alt,              Assistant             Re-elected by                Partner, Dorsey & Whitney LLP, a
Dorsey & Whitney           Secretary             the Board                    Minneapolis-based law firm
LLP,                                             annually;
50 South Sixth                                   Assistant
Street, Suite                                    Secretary of
1500,                                            FAIF since
Minneapolis,                                     December
Minnesota 55402                                  2004;
(1951)                                           Secretary of
                                                 FAIF from June 2002
                                                 through December
                                                 2004; Assistant
                                                 Secretary of FAIF
                                                 from September
                                                 1998 through June
                                                 2002


NAME, ADDRESS,             POSITION(s)           TERM OF OFFICE
AND                        HELD                  AND LENGTH OF                PRINCIPAL OCCUPATION(s)
YEAR OF BIRTH              WITH FUND             TIME SERVED                  DURING PAST 5 YEARS
-------------              -----------           --------------               -----------------------
James R. Arnold,           Assistant             Re-elected by                Vice President, U.S. Bancorp Fund
U.S. Bancorp               Secretary             the Board                    Services, LLC since March 2002;
Fund Services,                                   annually;                    Senior Administration Services
LLC,                                             Assistant                    Manager, UMB Fund Services, Inc.
615 E. Michigan                                  Secretary of                 through March 2002
Street,                                          FAIF since
Milwaukee, WI                                    June 2003
53202 (1957)*

Richard J. Ertel,          Assistant             Re-elected by                Counsel, FAF Advisors, Inc., since
FAF Advisors,              Secretary             the Board                    May 2006; prior thereto, Counsel,
Inc.                                             annually;                    Ameriprise Financial Services, Inc.
800 Nicollet                                     Assistant                    from September 2004 to May 2006;
Mall,                                            Secretary of                 prior to that, Counsel, FAF Advisors,
Minneapolis,                                     FAIF since                   Inc. from May 2003 to August 2004;
Minnesota 55402                                  June 2006 and                prior to May 2003, Associate Counsel,
(1967) *                                         from June                    Hartford Life and Accident Insurance
                                                 2003 through                 Company
                                                 August 2004

Douglas G. Hess,           Assistant             Re-elected by,               Vice President, U.S. Bancorp Fund
U.S. Bancorp               Secretary             the Board                    Services, LLC since November 2002;
Fund Services,                                   annually;                    prior thereto, Assistant Vice
LLC,                                             Assistant                    President, Fund Compliance
615 E. Michigan                                  Secretary of                 Administrator, U.S. Bancorp Fund
Street,                                          FAIF since                   Services LLC
Milwaukee, WI                                    September 2001
53202 (1967) *


----------------------

* Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Mitchell, Agnew, Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor and administrator for FAIF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAIF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

      There are currently three standing committees of the FAIF Board of Directors: Audit Committee, Pricing Committee and Governance
Committee.


                                                                                         NUMBER OF
                                                                                           FUND
                                                                                          COMPLEX
                                                                                         COMMITTEE
                                                                                         MEETINGS
                                                                                           HELD
                                                                                          DURING
                                                                                          FAIF'S
                                                                                          FISCAL
                                                                                        YEAR ENDED
                       COMMITTEE FUNCTION                       COMMITTEE MEMBERS        10/31/06
                       ------------------                       -----------------       --------
Audit           The purposes of the Committee are (1)               Leonard W.               8
Committee       to oversee the Funds' accounting and            Kedrowski (Chair)
                financial reporting policies and                Benjamin R. Field
                practices, their internal controls                     III
                and, as appropriate, the internal                 John P. Kayser
                controls of certain service providers;              Richard K.
                (2) to oversee the quality of the                    Riederer
                Funds' financial statements and the                Virginia L.
                independent audit thereof; (3) to                    Stringer
                assist Board oversight of the Funds'               (ex-officio)
                compliance with legal and regulatory
                requirements; and (4) to act as a
                liaison between the Funds' independent
                auditors and the full Board of
                Directors. The Audit Committee,
                together with the Board of Directors,
                has the ultimate authority and
                responsibility to select, evaluate
                and, where appropriate, replace the
                outside auditor (or to nominate the
                outside auditor to be proposed for
                shareholder approval in any proxy
                statement).

Pricing         The Committee is responsible for                 Roger A. Gibson             6
Committee       valuing portfolio securities for which               (Chair)
                market quotations are not readily                 James M. Wade
                available, pursuant to procedures               Benjamin R. Field
                established by the Board of Directors.                 III
                                                                   Virginia L.
                                                                     Stringer
                                                                   (ex-officio)

Governance       The Committee has responsibilities                 Joseph D.                3
Committee       relating to (1) Board and Committee              Strauss (Chair)
                composition (including, interviewing              James M. Wade
                and recommending to the Board nominees          Victoria J. Herget
                for election as directors; reviewing               Virginia L.
                the independence of all independent                  Stringer
                directors; reviewing Board composition             (ex-officio)
                to determine the appropriateness of
                adding individuals with different
                backgrounds or skills; reporting to
                the Board on which current and
                potential members of the Audit
                Committee qualify as Audit Committee
                Financial Experts; recommending a
                successor to the Board Chair when a
                vacancy occurs; consulting with the
                Board Chair on Committee assignments;
                and in anticipation of the Board's
                request for shareholder approval of a
                slate of directors, recommending to
                the Board the slate of directors to be
                presented for Board and shareholder
                approval); (2) Committee structure


                                                                                         NUMBER OF
                                                                                           FUND
                                                                                          COMPLEX
                                                                                         COMMITTEE
                                                                                         MEETINGS
                                                                                           HELD
                                                                                          DURING
                                                                                          FAIF'S
                                                                                          FISCAL
                                                                                        YEAR ENDED
                       COMMITTEE FUNCTION                       COMMITTEE MEMBERS        10/31/06
                       ------------------                       -----------------       ----------

                (including, at least annually,
                reviewing each Committee's structure
                and membership and reviewing each
                Committee's charter and suggesting
                changes thereto); (3) director
                education (including developing an
                annual education calendar; monitoring
                independent director attendance at
                educational seminars and conferences;
                developing and conducting orientation
                sessions for new independent
                directors; and managing the Board's
                education program in a cost-effective
                manner); and (4) governance practices
                (including reviewing and making
                recommendations regarding director
                compensation and director expenses;
                monitoring director investments in the
                Funds; monitoring compliance with
                director retirement policies;
                reviewing compliance with the
                prohibition from serving on the board
                of directors of mutual funds that are
                not part of the First American Fund
                Complex; if requested, assisting the
                Board Chair in overseeing
                self-evaluation process; in
                collaboration with outside counsel,
                developing policies and procedures
                addressing matters which should come
                before the Committee in the proper
                exercise of its duties; reviewing the
                Board's adherence to industry "best
                practices;" reviewing and recommending
                changes in Board governance policies,
                procedures and practices; reporting
                the Committee's activities to the
                Board and making such recommendations;
                reviewing and, as appropriate;
                recommending that the Board make
                changes to the Committee's charter).

      In addition to the above committees, the Board of Directors also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board of Directors, together with the Board Chair, in evaluating Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.

      The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAIF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

      A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

      The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

      The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

                           DOLLAR RANGE OF EQUITY         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
NAME OF DIRECTOR           SECURITIES IN FAIF            IN THE FIRST AMERICAN FUNDS COMPLEX*
Benjamin R. Field III         $10,001-$50,000                 Over $100,000
Roger A. Gibson               Over $100,000                   Over $100,000
Victoria J. Herget            Over $100,000                   Over $100,000
John P. Kayser                Over $100,000                   Over $100,000
Leonard W. Kedrowski          $50,001-$100,000                Over $100,000
Richard K. Riederer           Over $100,000                   Over $100,000
Joseph D. Strauss             Over $100,000                   Over $100,000
Virginia L. Stringer          Over $100,000                   Over $100,000
James M. Wade                 Over $100,000                   Over $100,000

----------------------

* The dollar range disclosed is based on the value of the securities as of ___________, 2007.

      As of __________, 2007, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

COMPENSATION

      The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $115,000 ($215,000 in the case of the Chair). The Fund Review Liaison and the Audit Committee Chair each receive an additional annual retainer of $20,000. The other standing Committee Chairs receive an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:

      - $1,000 for attending the first day of an in-person Board of Directors meeting ($1,500 in the case of the Chair);

      - $2,000 for attending the second day of an in-person Board of Directors meeting ($3,000 in the case of the Chair), assuming the second day ends no later than early afternoon;

      - $1,000 for attending the third day of an in-person Board of Directors meeting ($1,500 in the case of the Chair);

      - $500 for in-person attendance at any committee meeting ($750 in the case of the Chair of each committee);

      A Director who participates telephonically in any in-person Board or Committee meeting receives half of the fee that Director would have received for attending, in-person, the Board or Committee meeting. For telephonic Board and Committee meetings, the Chair and each Director and Committee Chair, as applicable, receive a fee equal to half the fee he or she would have received for attending an in-person meeting.

      Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated evenly among the funds in the First American Family of Funds.

      Prior to January 1, 2007, directors who were not paid employees or affiliates of the Funds were paid an annual retainer of $40,000 ($80,000 in the case of the Chair). The Fund Review Liaison received an additional annual retainer of $15,000. In addition, directors were paid the following fees for attending Board and committee meetings:

      - $5,000 per day for in-person attendance at Board of Directors meetings ($10,000 in the case of the Chair);

      - $2,500 per day for telephonic attendance at Board of Directors meetings ($5,000 in the case of the Chair);

      - $2,500 for in-person attendance at any committee meeting ($4,250 for the Audit Committee Chair; $3,750 for all other committee chairs);

      - $1,250 for telephonic attendance at any committee meeting ($2,125 for the Audit Committee Chair; $1,875 for all other committee chairs); and

      - $2,500 for in-person attendance at any opening executive session ($5,000 in the case of the Chair).

      Directors also received $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which did not involve a Board or committee meeting. In addition, directors were reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph were allocated among the funds in the First American Family of Funds.

      The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

      Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.

      The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5) during the fiscal year ended October 31, 2006. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year or fiscal period.

Compensation During Fiscal Year Ended October 31, 2006

                                                          PENSION OR
                                       AGGREGATE          RETIREMENT                              TOTAL COMPENSATION
NAME OF PERSON, POSITION             COMPENSATION     BENEFITS ACCRUED AS    ESTIMATED ANNUAL    FROM REGISTRANT AND
                                          FROM          PART OF FUND          BENEFITS UPON      FUND COMPLEX PAID TO
                                    REGISTRANT (1)         EXPENSES             RETIREMENT          DIRECTORS (2)
                                    --------------    -------------------    ----------------    --------------------
Benjamin R. Field III, Director         $81,074              -0-                   -0-               $133,750
Roger A. Gibson, Director                70,467              -0-                   -0-                123,125
Victoria J. Herget, Director             71,224              -0-                   -0-                117,500
Leonard W. Kedrowski, Director           57,569              -0-                   -0-                131,750
Richard K. Riederer, Director            70,466              -0-                   -0-                116,250
Joseph D. Strauss, Director              66,302              -0-                   -0-                111,875
Virginia L. Stringer, Director &        136,386              -0-                   -0-                225,000
Chair
James M. Wade, Director                  74,254              -0-                   -0-                122,500

----------------------

(1) Included in the Aggregate Compensation from Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $10,760; Leonard W. Kedrowski, $57,569; and Joseph D. Strauss, $3,905.

(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $24,625; Leonard W. Kedrowski, $131,750; and Joseph D. Strauss, $8,938.

SALES LOADS

      Directors of the Fund and certain other Fund affiliates may purchase the Fund's Class A shares at net asset value without a sales charge. See the prospectus for details.

                                 CODE OF ETHICS

      First American Investment Funds, Inc., FAF Advisors, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

                              PROXY VOTING POLICIES

      FAF Advisors, as investment manager for the First American family of mutual funds, has been delegated the authority by the board of directors of FAIF to vote proxies with respect to the investments held in the Fund. The policies and procedures that the Fund uses to determine how to vote proxies on behalf of the Funds are set forth in Appendix B.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

      FAF Advisors, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank National Association ("U.S. Bank"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2006, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of more than $219 billion, consolidated deposits of more than $124 billion and shareholders' equity of $21.2 billion.

      Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), as amended, the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment Advisor for, and to manage the investment of, the Funds' assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on each Fund's average daily net assets (before any waivers) as set forth in the table below:

FUND                                                     GROSS ADVISORY FEE %
----                                                     --------------------
Quantitative Large Cap Core Fund (1)                             0.30
Quantitative Large Cap Growth Fund (1)                           0.30
Quantitative Large Cap Value Fund (1)                            0.30

---------------------------

(1) The Advisor has contractually agreed to waive fees and reimburse other fund expenses through July 31, 2008, so that total annual fund operating expenses do not exceed 0.70%, 1.45%, 0.95%, and 0.45%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after July 31, 2008, at the discretion of the Advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the Funds' Board of Directors.


      The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAIF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

      In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that the Funds may suffer due to a breach of the Advisory Agreement by the Advisor.

      The Advisor may agree to a voluntary fee waiver for each of the Funds, which will be set forth in the Funds' Prospectuses. Any such fee waiver (or reimbursement) may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

      In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, "Intermediary," and collectively, "Intermediaries") under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

      The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary's organization.

      These payments are made pursuant to agreements with Intermediaries and do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectuses and described above because they are not paid by the Funds.

      The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

      The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to certain Intermediaries that are registered as holders or dealers of record for accounts in one or more of the First American Funds, or certain Intermediaries that sell First American Fund shares through retirement plans and other investment programs to compensate them for a variety of services they provide to such programs.

      Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary's personnel about the First American Funds and shareholder financial planning needs, placement on the Intermediary's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary.

In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary. The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary.

      Marketing support payments typically apply to retail sales and assets but may apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs, in certain situations. The payments are negotiated and may be based on such factors as the number or value of shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary's customers and/or other measures as determined from time to time by the Advisor and/or the Distributor. In addition, payments may include the reimbursement of ticket or operational charges (fees that an Intermediary charges its representatives for effecting transactions in Fund shares) and/or the payment of a lump sum for services provided.

      Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

      Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are negotiated and are based on such factors as the type and nature of services or support furnished by the Intermediary. In addition, payments may include the reimbursement of ticket or operational charges (fees that an Intermediary charges its representatives for effecting transactions in Fund shares) and/or the payment of a lump sum for services provided.

      The Advisor and/or the Distributor may make one-time or periodic payments to selected Intermediaries receiving program servicing payments to reimburse printing and/or distribution costs for literature for participants, for account maintenance, for ticket charges of up to $25 per purchase or exchange order placed by an Intermediary, or for the establishment of First American Funds on the Intermediary's trading system. In addition, the Advisor and/or the Distributor, at the direction of a retirement plan's sponsor, may reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. These payments may cause the aggregate amount of the payments to an Intermediary on an annual basis to exceed the basis point amount set forth below.

      Except as described in the foregoing paragraph, in the case of any one Intermediary (other than U.S. Bank, N.A.), marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. Such exceptions include instances in which an Intermediary is not receiving distribution fees with respect to a Fund share class which has a distribution fee, in which case such Intermediary may receive up to 0.50% of the average net assets of that Fund share class attributable to that Intermediary on an annual basis. In addition, in connection with the sale of a business by the Advisor's parent company, U.S. Bank, N.A., to Great-West Life & Annuity Insurance Company, the Advisor has entered into a services agreement with GWFS Equities, Inc., an affiliate of Great-West Life & Annuity Insurance Company, which provides for program servicing payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

Other Payments

      From time to time, the Advisor and/or the Distributor, at its expense, may provide compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), in addition to marketing support and program servicing payments described above. In addition, certain Intermediaries may not receive marketing support payments or program servicing payments, but may receive other payments from the Advisor and/or the Distributor.

      The Advisor and/or the Distributor may compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis. The Advisor and/or the Distributor may also compensate Intermediaries for providing Fund shareholder trading information.

      When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

      The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

      Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. The total compensation of employees who have marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds. Other employees of the Advisor and its affiliates may receive a one-time referral fee from the Advisor and/or the Distributor for new business to the First American Funds based on a percentage of the annual revenue generated by the new client relationship. Such compensation will not exceed 10% of the annual revenue generated, up to a maximum of $10,000.

      Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

      Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

      The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of September 30, 2006:

401(k) Investment Services, Inc.
A.G. Edwards & Sons, Inc.
Administration Resources Corporation
American Stock Transfer & Trust Company
Ameriprise Financial Services, Inc.
Bisys Retirement Services, Inc.
Ceridian Corporation
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc.
City National Bank
Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network
CPI Qualified Plan Consultants, Inc.
D.A. Davidson & Co.
Dyatech, LLC
ExpertPlan, Inc.
Fidelity Brokerage Services LLC/National Financial Services LLC
Fidelity Investments Institutional Operations Company, Inc.
Fidelity Investments Institutional Services Company, Inc./Fidelity Investments
   Institutional Operations Company, Inc.
Fintegra, LLC
GWFS Equities, Inc.
Hewitt Associates LLC

International Clearing Trust Company
J.P. Morgan Retirement Plan Services, LLC
Leggette Actuaries, Inc.
Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
McDonald Investments, Inc.
Mercer HR Outsourcing LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
Mid Atlantic Capital Corporation
Morgan Stanley DW Inc
MSCS Financial Services, LLC
National Investor Services Corp.
National Planning Holdings, Inc.
Pershing LLC
Principal Life Insurance Company
Prudential Investment Management Services, LLC/Prudential Investments LLC Prudential Life Insurance Company of America (The)
Raymond James & Associates/Raymond James Financial Services, Inc.
RBC Dain Rauscher, Inc.
Reliance Trust Company
Retirement Plan Company, LLC (The)
Robert W. Baird & Co., Inc.
Stanton Trust Company N.A.
Stifel, Nicolaus & Co., Inc.
Symetra Life Insurance Company
T. Rowe Price Investment Services, Inc./T. Rowe Price
    Retirement Plan Services, Inc.
TCF Investments, Inc.
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
UBS Financial Services, Inc.
Unified Trust Company, N.A.
Wachovia Bank, N.A.
Wachovia Securities, LLC
Wells Fargo Bank, N.A.
Wilmington Trust Company

      Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2006 are not reflected.

ADMINISTRATOR

      FAF Advisors, Inc. (the "Administrator") serves as Administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated July 1, 2006. U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, serves as sub-administrator pursuant to a Sub-Administration Agreement between the Administrator and USBFS dated July 1, 2005. USBFS is a subsidiary of U.S. Bancorp. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various legal, oversight, administrative, and accounting services. The Funds pay the Administrator fees which are calculated daily and paid monthly equal to, on an annual basis, 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. In addition to these fees, the Funds may reimburse the Administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT

      USBFS serves as the Funds' transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement (the "Transfer Agent Agreement") between USBFS and the Funds dated July 1, 2006. The Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to each Fund based on the number of accounts within that Fund. The Funds may also reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

DISTRIBUTOR

      Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares pursuant to a Distribution Agreement dated July 1, 2005 (the "Distribution Agreement"). The Distributor is a wholly owned subsidiary of U.S. Bancorp.

      Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

      Under the Distribution Agreement, the Funds have granted to the Distributor the exclusive right to sell shares of the Funds as agent and on behalf of the Funds. The Distributor pays compensation pursuant to the Distribution Agreement to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Intermediaries") which enter into sales agreements with the Distributor. U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, and U.S. Bank, are Participating Intermediaries.

      The Class A shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to intermediaries through whom shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A shares each Fund for that month.

      The Class C shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to intermediaries through which shareholders hold their shares beginning one year after purchase.

      The Class R shares pay to the Distributor a distribution fee at the annual rate of 0.50% of the average daily net assets of Class R shares. The fee may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to Participating Intermediaries in connection with sales of Class R shares and to pay for advertising and other promotional expenses in connection with the distribution of Class R shares. This fee is calculated and paid each month based on average daily net assets of the Class R shares.

      The Distributor receives no compensation for distribution of the Class Y shares.

      The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Distribution and Service Plan or in any agreement related to such plan.

      FAIF has also adopted a Distribution and Service Plan with respect to the Class A, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Distributor to retain the sales charges paid upon purchase of Class A and Class C shares and authorize the Funds to pay the Distributor distribution and/or shareholder servicing fees. The Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution and shareholder servicing fees regardless of whether its actual distribution and shareholder servicing expenses are more or less than the amount of the fees. The distribution fees under the Plan are used for primary purpose of compensating broker-dealers for their sales of the Funds. The shareholder servicing fees are used primarily for the purpose of providing compensation for the ongoing servicing and/or maintenance of shareholder accounts. The Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class C shares, except that portion which is reallowed to Participating Institutions. The Plan recognizes that the Distributor and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class C and Class R shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor or the Advisor at any time.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Custodian. U.S. Bank acts as custodian for the Funds (the "Custodian"). The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

      As compensation for its services as custodian, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

      Independent Registered Public Accounting Firm. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds' independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

      The following table sets forth the number and total assets of the mutual funds and accounts managed by the Fund's portfolio managers as of ___________, 2007.

                                                                                          AMOUNT
                                                                                      SUBJECT TO
                                                         NUMBER OF                    PERFORMANCE-
PORTFOLIO MANAGER    TYPE OF ACCOUNT MANAGED              ACCOUNTS          ASSETS      BASED FEE
-----------------    -----------------------              --------          ------      ---------
David R. Cline       Registered Investment Company            5        $___million           0
                     Other Pooled Investment Vehicles         0                  0           0
                     Other Accounts                           1        $___million           0

Walter A. French     Registered Investment Company            1       $___ million           0
                     Other Pooled Investment Vehicles         0                  0           0
                     Other Accounts                          32       $___ million           0

David A. Friar       Registered Investment Company            1       $___ million           0
                     Other Pooled Investment Vehicles         0                  0           0
                     Other Accounts                          32       $___ million           0

Keith B. Hembre      Registered Investment Company            5       $___ million           0
                     Other Pooled Investment Vehicles         0                  0           0
                     Other Accounts                           0                  0           0

      The Funds' portfolio managers often manage multiple accounts. The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.

PORTFOLIO MANAGER COMPENSATION

      Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.

      Base pay is determined based upon an analysis of the portfolio manager's general performance, experience, and market levels of base pay for such position.

      The Fund's portfolio managers are paid an annual cash incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager's tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager's performance and experience, and market levels of base pay for such position.

      For managers of the Fund, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio's benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance and
(ii) top quartile performance versus the Lipper industry peer group.

      Investment performance is measured on a pre-tax basis, gross of fees for Fund results and for the Lipper industry peer group.

      Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor. Long-term incentive payments are comprised of two components:
(i) performance equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.

      There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

OWNERSHIP OF FUND SHARES

      The following table indicates as of __________, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund they manage. For purposes of this table, the following letters indicate the range listed next to each letter:

A - $0
B - $1 - $10,000
C - $10,001 - $50,000
D - $50,001 - $100,000
E - $100,001 - $500,000
F - $500,001 - $1,000,000
G - More than $1 million

                                                           OWNERSHIP    OWNERSHIP IN
PORTFOLIO MANAGER    FUND                                   IN FUND     FUND COMPLEX
-----------------    ----                                   -------     ------------
David R. Cline       Quantitative Large Cap Growth Fund        A              E
                     Quantitative Large Cap Value Fund         A
                     Quantitative Large Cap Core Fund          A

Walter A. French     Quantitative Large Cap Growth Fund        A              D
                     Quantitative Large Cap Value Fund         A
                     Quantitative Large Cap Core Fund          A

David A. Friar       Quantitative Large Cap Growth Fund        A              A
                     Quantitative Large Cap Value Fund         A
                     Quantitative Large Cap Core Fund          A

                                                           OWNERSHIP    OWNERSHIP IN
PORTFOLIO MANAGER    FUND                                   IN FUND     FUND COMPLEX
-----------------    ----                                   -------     ------------
Keith B. Hembre      Quantitative Large Cap Growth Fund        A              E
                     Quantitative Large Cap Value Fund         A
                     Quantitative Large Cap Core Fund          A


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

      Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor.

      In selecting a broker-dealer to execute securities transactions, the Advisor considers the full range and quality of a broker-dealer's services including, among other things: the value, nature and quality of any brokerage and research products and services; execution capability; commission rate; financial responsibility (including willingness to commit capital); the likelihood of price improvement; the speed of execution and likelihood of execution for limit orders; the ability to minimize market impact; the maintenance of the confidentiality of orders; and responsiveness of the broker-dealer. The determinative factor is not the lowest possible commission cost but whether the transaction represents the best qualitative execution for the Funds. Subject to the satisfaction of its obligation to seek best execution, another factor considered by the Advisor in selecting a broker-dealer may include the broker-dealer's access to initial public offerings.

      For certain transactions, the Advisor may cause the Funds to pay a broker-dealer a commission higher than that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Advisor causes a Fund to pay up in recognition of the value of the brokerage and research products and services provided by the broker-dealer. The broker-dealer may directly provide such products or services to the Funds or purchase them from a third party for the Funds. In such cases, the Advisor is in effect paying for the brokerage and research products and services with client commissions -- so-called "soft dollars." The Advisor will only cause a Fund to pay up if the Advisor, subject to their overall duty to seek best execution, determine in good faith that the amount of such commission is reasonable in relation to the value of the brokerage and research products and services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the managing of its accounts.

      The types of research products and services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer software and related consulting services and other services that assist in the investment decision making process. Research products and services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged by broker-dealers with corporate management teams and spokespersons, as well as industry spokespersons.

      The brokerage and research products and services the Advisor receives from broker-dealers supplement the Advisor's own normal research activities. As a practical matter, the Advisor could not, on its own, generate all of the research that broker-dealers provide without materially increasing expenses. The brokerage and research products and services the Advisor receives from broker-dealers may be put to a variety of uses and may be provided as part of a product that bundles research and brokerage products with other products into one package as further described below. The Advisor reduces its expenses through its use of soft dollars.


      As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of the Advisor's accounts, including the Funds. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions are used for brokerage and research products and services utilized in managing fixed income accounts.

      The Advisor receives brokerage or research products or services that they also use for business purposes unrelated to brokerage or research. For example, certain brokerage services are provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and recordkeeping services into one package. Market data services are a specific example of mixed use services that the Advisor might acquire because certain employees of the Advisor may use such services for marketing or administrative purposes while others use them for research purposes. The acquisition of mixed use products and services causes a conflict of interest for the Advisor, in that, clients pay up for this type of brokerage or research product or service while the product or service also directly benefits the Advisor. For this reason, and in accordance with general SEC guidance, the Advisor and its applicable affiliates (that may also utilize such mixed use products or services) make a good faith effort to determine what percentage of the product or service is used for non-brokerage or research purposes and pay cash ("hard dollars") for such percentage of the total cost. To ensure that their practices are consistent with their fiduciary responsibilities to their clients and to address this conflict, the Advisor makes all determinations with regard to whether mixed use items may be acquired and, if so, what the appropriate allocations are between soft dollar and hard dollar payments for such products and services. These determinations themselves represent a conflict of interest as the Advisor has a financial incentive to allocate a greater proportion of the cost of mixed use products to soft dollars.

      Many of the Funds' portfolio transactions involve payment of a brokerage commission by the applicable Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.

      The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

      When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

                                  CAPITAL STOCK

      Each share of each Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

      Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan. The Bylaws of FAIF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Maryland law and the 1940 Act.

      As of the date of this Statement of Additional Information, there were ___ shares of each Fund outstanding, all of which were held by FAF Advisors, Inc.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

      The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Funds' Prospectus.

      The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

                                    TAXATION

      Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

      Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.

      When a Fund lends portfolio securities to a borrower as described above in "Lending of Portfolio Securities," payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.

      It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.

      Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

      For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Policies and Services -- Purchasing, Redeeming, and Exchanging Shares" in the Prospectus), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A or Class C shares carries out the exchange within 90 days of purchasing shares in a Fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

      Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

      A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the United States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes or (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

      The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

      Sales charges on the purchase of Class A shares can be reduced through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

      QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse or domestic partner, and the investor's dependent children when it calculates the sales charge.

      For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A, Class B (if offered), and Class C shares of any other First American fund (other than a money market fund) or any fund managed by Country Capital Management Company that you are concurrently purchasing, plus (iii) the current net asset value of Class A and Class C shares of the Fund or Class A, Class B (if offered), and Class C shares of any other First American fund (other than a money market fund) or fund managed by Country Capital Management Company that you already own. In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. If the purchase price of shares that the investor owns is higher than their current net asset value, the investor may receive credit for this higher purchase price instead, but only if the investor notifies the Fund of this request in advance in writing and provides written records of the original purchase price.

      LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A, Class B (if offered) or Class C shares in the Funds, other First American funds (other than money market funds), or funds managed by Country Capital Management Company, over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

      The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

      A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days. Absent complete and current notification from the investor or from his or financial intermediary to the Fund, the investor may not realize the benefit of a reduced sales charge.

SALES OF CLASS A SHARES AT NET ASSET VALUE

      General. The prospectuses for the Funds set forth the categories of investors eligible to purchase Class A shares without a sales charge.

      Purchases of $1 Million or More. Class A shares may be purchased without a sales charge by non-retirement accounts if the purchase, when aggregated with certain Class A, B (if offered) and C share purchases as described in the Funds' prospectus, totals $1 million or more. Your investment professional or financial intermediary may receive a commission equal to 1.00% on purchases of $1 million to $3 million, 0.50% on purchases in excess of $3 million up to $10 million, and 0.25% on purchases in excess of $10 million. Note that your investment professional or financial intermediary will only receive a commission equal to the rate required by the actual investment (without taking into account aggregation). For example, if your aggregated investments, including your current investment, total $6 million, but your current investment equals $2 million, your investment professional or financial intermediary may receive a commission equal to 1.00% of $2 million. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months.

      Class A shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and profit sharing and pension plans, which invest $1 million or more. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds equal to 0.25% on purchases in excess of $10 million. If such a commission is paid, the plan will be assessed a contingent deferred sales charge (CDSC) of 0.25% if it sells the shares within 18 months. A commission is paid only on Class A shares of First American Funds.

REINVESTMENT RIGHT

      If Class A shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

                  ADDITIONAL INFORMATION ABOUT REDEEMING SHARES

BY TELEPHONE

      A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial intermediary to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial intermediary (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial intermediary by the time specified by the intermediary in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial intermediary has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial intermediary, redemptions will be made by check or by wire transfer. It is the financial intermediary's responsibility to transmit redemption requests promptly. Certain financial intermediaries are authorized to act as the Funds' agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

      Shareholders who did not purchase their shares of a Fund through a financial intermediary may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Funds may limit telephone redemption requests to an aggregate of $50,000 per day across the First American Fund family.

      In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor the Funds will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

      Any shareholder may redeem Fund shares by sending a written request to the Administrator, shareholder servicing agent, financial intermediary or USBFS. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

      Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

      - a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

      - a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

      - a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

      - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

      The Funds do not accept signatures guaranteed by a notary public.

      The Funds, the Administrator and USBFS have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds, the Administrator and USBFS reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

      When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator or USBFS is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                   APPENDIX A

                                     RATINGS

      A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

      When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS

      STANDARD & POOR'S

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated CC is currently highly vulnerable to nonpayment.

      C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

      MOODY'S

      AAA: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

      A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      BAA: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

      BA: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

      B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAA: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

      FITCH

      AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investments grade category.

      BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC AND C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.

      DDD, DD AND D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.

      The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

      STANDARD & POOR'S

      Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

      A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      MOODY'S

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      FITCH

      Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.

      F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                   APPENDIX B


                               FAF ADVISORS, INC.

                      PROXY VOTING POLICIES AND PROCEDURES


GENERAL PRINCIPLES

FAF Advisors, Inc. is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, FAF Advisors has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is FAF Advisors' duty to vote proxies in the best interests of clients. In voting proxies, FAF Advisors also seeks to maximize total investment return for clients.

In the event of a sub-adviser, FAF Advisors may delegate proxy voting to the sub-adviser. Where such delegation exists, the sub-advisor will be responsible for developing and enforcing proxy voting policies. FAF Advisors will review these policies annually.

FAF Advisors' Investment Policy Committee ("IPC"), comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The IPC is responsible for (1) approving the proxy voting policies and procedures, and (2) oversight of the activities of FAF Advisors' Proxy Voting Administration Committee ("PVAC").

The PVAC is responsible for providing an administrative framework to facilitate and monitor FAF Advisors' exercise of its fiduciary duty to vote client proxies and fulfill the obligations of reporting and recordkeeping under the federal securities laws.

POLICIES

The IPC, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of Institutional Shareholder Services, Inc. ("ISS"), a leading national provider of proxy voting administrative and research services. As a result, such policies set forth FAF Advisors' positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS' policies, FAF Advisors maintains the fiduciary responsibility for all proxy voting decisions.

PROCEDURES

A. Supervision of Proxy Voting Service

The PVAC shall supervise the relationship with FAF Advisors' proxy voting service, ISS. ISS apprises FAF Advisors of shareholder meeting dates, forward proxy voting materials, provides research on proxy proposals and voting recommendations and casts the actual proxy votes. ISS also serves as FAF Advisors' proxy voting record keeper and generates reports on how proxies were voted.

B. Conflicts of Interest

As an affiliate of U.S. Bancorp, a large, multi-service financial institution, FAF Advisors recognizes that there are numerous situations wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S. Bancorp enterprise and its employees that could give rise to conflicts of interest.

FAF Advisors will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. By adopting ISS' policies, FAF Advisors believes the risk related to conflicts will be minimized.

To further minimize this risk, the IPC will review ISS' conflict avoidance policy annually to insure it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.

In the event the PVAC determines that ISS faces a material conflict of interest with respect to a specific vote, the PVAC shall direct ISS how to vote. The PVAC shall receive voting direction from the Head of Equity Research who will seek voting direction from appropriate investment personnel. Before doing so, however, the PVAC will confirm that FAF Advisors faces no material conflicts of the nature discussed above.

If the PVAC concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the IPC. Such actions could include, but are not limited to:

      1. Obtaining instructions from the affected clients on how to vote the proxy;

      2. Disclosing the conflict to the affected clients and seeking their consent to permit FAF Advisors to vote the proxy;

      3.    Voting in proportion to the other shareholders;

      4. Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or

      5.    Following the recommendation of a different independent third party.

In addition to all of the above, members of the IPC and the PVAC must notify FAF Advisors' Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how FAF Advisors should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the FAF Advisors Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.

C. Proxy Vote Override

From time to time, a portfolio manager may initiate action to override the policy for a particular vote. Such override shall be reviewed by Legal for material conflicts. If Legal determines no material conflicts exist, the approval of one investment professional on the IPC or the Head of Equity Research shall authorize the override.

D. Review and Reports

The PVAC shall maintain a review schedule. The schedule shall include reviews for the policy, the proxy voting record, account maintenance, and other reviews as deemed prudent by the PVAC. The PVAC shall review the schedule no less than annually.

The PVAC will report all identified conflicts and how they were addressed to the IPC. These reports will include all funds, including those that are sub-advised.

With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First American Funds at each of their regularly scheduled meetings.

E. Vote Disclosure to Shareholders

FAF Advisors shall disclose its proxy voting record on the First American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov. Additionally, shareholders can receive, on request, the voting records for the First American Fund mutual funds by calling a toll free number (1-800-677-3863).

FAF Advisors' separately managed account clients can contact their relationship manager for more information on FAF Advisors' policies and the proxy voting record for their account.

The information that will be available includes, name of issuer; ticker/CUSIP; shareholder meeting date; description of item and FAF Advisors' vote.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless:

      - An auditor has a financial interest in or association with the company, and is therefore not independent;

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or

      -     Fees for non-audit services are excessive.

2. BOARD OF DIRECTORS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

      -     Composition of the board and key board committees;

      -     Attendance at board and committee meetings;

      -     Corporate governance provisions and takeover activity;

      -     Disclosures under Section 404 of the Sarbanes-Oxley Act;

      -     Long-term company performance relative to a market and peer index;

      -     Extent of the director's investment in the company;

      -     Existence of related party transactions;

      -     Whether the chairman is also serving as CEO;

      -     Whether a retired CEO sits on the board;

      -     Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

      -     Sit on more than six public company boards;

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

      - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

      - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

      - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

      - A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      -     The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

      -     The non-audit fees paid to the auditor are excessive;

      - A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

      - There is a negative correlation between chief executive pay and company performance;

      - The company fails to submit one-time transfers of stock options to a shareholder vote;

      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

      -     The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

      -     Two-thirds independent board;

      -     All-independent key committees;

      -     Established governance guidelines;

      -     The company does not under-perform its peers.

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

      - Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

      - The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;

      - The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;

      - An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

      - The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. PROXY CONTESTS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Strategic plan of dissident slate and quality of critique against management;

      - Likelihood that the proposed goals and objectives can be achieved (both slates);

      -     Stock ownership positions.

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. TAKEOVER DEFENSES

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      -     Shareholders have approved the adoption of the plan; or

      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      -     No lower than a 20 percent trigger, flip-in or flip-over;

      -     A term of no more than three years;

      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

      -     Market reaction - How has the market responded to the proposed deal?

      - Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

      - Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

      - Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. STATE OF INCORPORATION

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. CAPITAL STRUCTURE

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

      -     The total cost of the company's equity plans is unreasonable;

      - The plan expressly permits the repricing of stock options without prior shareholder approval;

      -     There is a disconnect between CEO pay and the company's performance;

      - The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

      -     The plan is a vehicle for poor pay practices.

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:

      - Stock ownership guidelines with a minimum of three times the annual cash retainer.

      - Vesting schedule or mandatory holding/deferral period: A minimum vesting of three years for stock options or restricted stock;
            or - Deferred stock payable at the end of a three-year deferral period.

      - A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

      -     No retirement/benefits and perquisites for non-employee directors;
            and

      - A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

      -     Purchase price is at least 85 percent of fair market value;

      -     Offering period is 27 months or less; and

      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

      - Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

      - Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

      - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

      - No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

      -     A trigger beyond the control of management;

      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

      - Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. CORPORATE RESPONSIBILITY

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

      - The company is conducting animal testing programs that are unnecessary or not required by regulation;

      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

      - The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards.

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

      -     The existing level of disclosure on pricing policies;

      -     Deviation from established industry pricing norms;

      - The company's existing initiatives to provide its products to needy consumers;

      - Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

      - New legislation is adopted allowing development and drilling in the ANWR region;

      -     The company intends to pursue operations in the ANWR; and

      - The company has not disclosed an environmental risk report for its ANWR operations.

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

      -     The company does not directly source from CAFOs.

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signator markets unless:

      -     The company does not maintain operations in Kyoto signatory markets;

      - The company already evaluates and substantially discloses such information; or,

      - Greenhouse gas emissions do not significantly impact the company's core businesses.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. MUTUAL FUND PROXIES

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

      -     Past performance as a closed-end fund;

      -     Market in which the fund invests;

      -     Measures taken by the board to address the discount; and

      - Past shareholder activism, board activity, and votes on related proposals.

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

      -     Performance of the fund's net asset value;

      -     The fund's history of shareholder relations;

      -     The performance of other funds under the advisor's management.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)   Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No.
         21, Filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(a)(2)   Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to
         Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(a)(3)   Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to
         Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(a)(4)   Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No.
         61, Filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(a)(5)   Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No.
         65, Filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(a)(6)   Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No.
         66, Filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(a)(7)   Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares
         (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 (File nos.
         033-16905, 811-05309)).

(a)(8)   Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No.
         72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(a)(9)   Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No.
         84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(b)      Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 85, filed on February 28, 2007
         (File Nos. 033-16905, 811-05309)).

(c)      Not applicable.

(d)(1)   Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated
         by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905,
         811-05309)).

(d)(2)   Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S.
         Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No.
         73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(3)   Amendment to Investment Advisory Agreement dated May 3, 2007 relating to authority to appoint a sub-advisor to any series of the Registrant.*

(d)(4)   Exhibit A to Investment Advisory Agreement, effective December 5, 2006 (Incorporated by reference to Exhibit (d)(4) to
         Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(5)   Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated February 28, 2007, effective through February
         29, 2008 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 85, filed on February 28, 2007 (File
         Nos. 033-16905, 811-05309)).

(d)(6)   Form of Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated June __, 2007, effective through July
         31, 2008.*

(d)(7)   Sub-Advisory Agreement dated December 9, 2004, by and among Registrant, FAF Advisors, Inc. and J.P. Morgan Investment
         Management Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment
         No. 74, Filed on January 31, 2005 (File Nos. 033-16905, 811-05309)).

(d)(8)   Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(9)   Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc.
         with respect to International Select Fund (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 84,
         filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(10)  Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(11)  Amendment to Sub-Advisory Agreement dated May 3, 2007, by and among Registrant, FAF Advisors, Inc. and J.P. Morgan
         Investment Management Inc. with respect to International Fund.*

(d)(12)  Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC
         with respect to International Select Fund.*

(d)(13)  Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors,
         Inc. with respect to International Select Fund.*

(d)(14)  Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund.*

(e)(1)   Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective September 19, 2006 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 82, Filed on October 30, 2006 (File Nos. 033-16905,
         811-05309)).

(e)(2)   Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 80, Filed on August
         31, 2006 (File Nos. 033-16905, 811-05309)).

(f)(1)   Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000, as amended February 2005 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 76, filed May 13, 2005 (File Nos. 033-16905, 811-05309)).

(f)(2)   Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated February 2005 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 76, filed May 13, 2005 (File Nos. 033-16905, 811-05309)).

(g)(1)   Custodian Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by
         reference to Exhibit (g)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(g)(2)   Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to
         International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77, Filed on August 3, 2005
         (File Nos. 033-16905, 811-05309)).

(g)(3)   Letter Amendment dated November 21, 2006 to the Custodian Agreement dated July 1, 2005 by and between Registrant and State
         Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to
         Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(h)(1)   Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to
         Exhibit (h)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(2)   Schedule A to Administration Agreement dated July 1, 2006 between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(3)   Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC
         (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos.
         033-16905, 811-05309)).

(h)(4)   Transfer Agent and Shareholder Servicing Agreement dated July 1, 2006, by and among Registrant and U.S. Bancorp Fund
         Services, LLC. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 85, filed on February 28, 2007
         (File Nos. 033-16905, 811-05309)).

(i)      Opinion and Consent of Dorsey & Whitney LLP dated July ____, 2007.**

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)      Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006
         (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 82, Filed on October 30, 2006 (File Nos.
         033-16905, 811-05309)).

(n)      Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective December 5, 2006 (Incorporated by reference to
         Exhibit (n) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(o)      Reserved.

(p)(1)   First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the
         Sarbanes-Oxley Act, effective April 14, 2005 (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No.
         80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(p)(2)   FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective January 16,
         2007 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 85, filed on February 28, 2007 (File Nos.
         033-16905, 811-05309)).

(p)(3)   J.P. Morgan Investment Management Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective February 1, 2005, revised September 29, 2005 (Incorporated by reference to Exhibit (p)(3) to Post-Effective
         Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(p)(4)   Altrinsic Global Advisors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective
         November 1, 2004, as amended December 1, 2005, March 1, 2006, May 3, 2006, and January 1, 2007 (Incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 85, filed on February 28, 2007 (File Nos. 033-16905, 811-05309)).

(p)(5)   Hansberger Global Investors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended
         February 23, 2006 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 84, filed on December 20,
         2006 (File Nos. 033-16905, 811-05309)).

(p)(6)   Lazard Asset Management LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended
         February 2006 (Incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006
         (File Nos. 033-16905, 811-05309)).

(p)(7)   Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective September
         1, 2005 (Incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 79, Filed on December 27, 2005 (File
         Nos. 033-16905, 811-05309)).

(q)      Power of Attorney dated February 20, 2007 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 85, filed on February 28, 2007 (File Nos. 033-16905, 811-05309)).

----------

*        Filed herewith.

**       To be filed by subsequent amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys' and accountants' fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the "1940 Act"). The Registrant's Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue. The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, FAF Advisors, Inc. (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. ("FAF Advisors"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by FAF Advisors--American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).

         Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, FAF Advisors, Minneapolis, MN (July 2001 to present); Vice President
- Investments, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (September 2001 to present); Vice President -- Investments, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).

         Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).

         Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present); Interim Chief Operating Officer, Shareholder Services and Fund Treasurer (April 2004 to December 2004).

         Charles D. Gariboldi, Jr., Treasurer, FAF Advisors, Minneapolis, MN (October 2004 to present); Treasurer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (December 2004 to present); Treasurer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Vice President, Investment Accounting and Fund Treasurer, Thrivent Financial for Lutherans, Minneapolis, MN (1999 to October 2004).

         David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Compliance Officer, Franklin Advisers, Inc. and Chief Compliance Counsel, Franklin Templeton Investments, San Mateo, CA (2004 to February 2005); Head of Institutional Compliance and Chief Compliance Counsel, Charles Schwab & Co., Inc., San Francisco, CA (1992 to 2004).

         Jason K. Mitchell, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (September 2006 to present); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (September 2006 to present); Compliance Manager, FAF Advisors, Minneapolis, MN (June 2006 to September 2006); Compliance Analyst, FAF Advisors, Minneapolis, MN (October 2004 to June 2006).

         John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).

ITEM 27. PRINCIPAL UNDERWRITERS

         Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for the following investment companies:

AIP Alternative Strategies Funds         Fund X Funds                        Mutuals.com
AIP -- Variable Insurance Trust          Geneva Advisors                     Mutuals.com Vice Fund
Akros Absolute Return Fund               Glenmede Fund, Inc.                 Nicholas Funds
Al Frank Funds                           Glenmede Portfolios                 Osterweis Funds
Allied Asset Advisors Funds              Greenspring Fund                    Perkins Capital Management
Alpine Equity Trust                      Greenville Small Cap Growth Fund    Permanent Portfolio Funds
Alpine Income Trust                      Guinness Atkinson Funds             Perritt Opportunities Funds
Alpine Series Trust                      Harding Loevner Funds               Phocas Financial Funds
American Trust Allegiance Fund           Hennessy Funds, Inc                 PIA Funds
Appleton Group                           Hennessy Mutual Funds, Inc.         PIC Funds
Ascentia Long/Short Fund                 Hester Total Return Fund            Portfolio 21
Brandes Investment Trust                 High Pointe Funds                   Primecap Odyssey Funds
Brandywine Blue Funds, Inc.              Hodges Fund                         Prudent Bear Funds, Inc.
Brazos Mutual Funds                      Hotchkis and Wiley Funds            Purisima Funds
Bridges Investment Fund, Inc.            Intrepid Capital Management         Quaker Investment Trust
Buffalo Funds                            Jacob Internet Fund Inc.            Rainier Funds
Capital Advisors Funds                   Jensen Portfolio                    Rigel Capital, LLC
CastleRock Fund                          Julius Baer Funds                   Rockland Small Cap Growth Fund
Chase Funds                              Kensington Funds                    Skyhawk Small Cap Fund
Cookson Peirce                           Keystone Mutual Funds               Snow Fund
Counterpoint Select Fund                 Kiewit Investment Fund L.P.         Stephens Management Co.
Country Funds                            Kirr Marbach Partners Funds, Inc    Structured Investment Fund
Cullen Funds                             Leader Short Term Bond Fund         Summit Funds
Duncan-Hurst Funds                       Lighthouse Capital Management       Teberg Fund
Edgar Lomax Value Fund                   LKCM Funds                          Thompson Plumb (TIM)
Everest Funds                            Masters' Select Fund Trust          TIFF Investment Program, Inc.
FFTW Funds, Inc.                         Matrix Asset Advisors, Inc.         Tygh Capital Management
FIMCO Funds                              McCarthy Fund                       Villere Fund
First American Funds, Inc.               Monetta Fund, Inc.                  Women's Equity Fund
First American Investment Funds, Inc.    Monetta Trust                       WY Funds
First American Strategy Funds, Inc.      MP63 Fund
Fort Pitt Capital Group, Inc.            Muhlenkamp (Wexford Trust)

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

                                    POSITION AND OFFICES WITH              POSITION AND OFFICES WITH
NAME                                UNDERWRITER                            REGISTRANT
----                                -----------                            ----------
James R. Schoenike                  President, Board Member                None
Joe D. Redwine                      Board Member                           None
Robert Kern                         Board Member                           None
777 East Wisconsin Avenue
Milwaukee, WI 53202
Eric W. Falkeis                     Board Member                           None
777 East Wisconsin Avenue
Milwaukee, WI 53202
Susan L. La Fond                    Financial Operations Principal         None
Andrew M. Strnad                    Secretary                              None
Teresa Cowan                        Assistant Secretary                    None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 17th day of May 2007.

                                         FIRST AMERICAN INVESTMENT FUNDS, INC.

                                         By:      /s/ Thomas S. Schreier, Jr.
                                                  ---------------------------
                                                  Thomas S. Schreier, Jr.
                                                  President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on May 17, 2007.

SIGNATURE                                                                            TITLE
---------                                                                            -----
              /s/ Thomas S. Schreier, Jr.                                          President
---------------------------------------------------------
                Thomas S. Schreier, Jr.

             /s/ Charles D. Gariboldi, Jr.                     Treasurer (principal financial/accounting officer)
---------------------------------------------------------
               Charles D. Gariboldi, Jr.

                           *                                                        Director
---------------------------------------------------------
                 Benjamin R. Field, III

                           *                                                        Director
---------------------------------------------------------
                   Victoria J. Herget

                           *                                                        Director
---------------------------------------------------------
                    Roger A. Gibson

                           *                                                        Director
---------------------------------------------------------
                     John P. Kayser

                           *                                                        Director
---------------------------------------------------------
                  Leonard W. Kedrowski

                           *                                                        Director
---------------------------------------------------------
                  Richard K. Riederer

                           *                                                        Director
---------------------------------------------------------
                   Joseph D. Strauss

                           *                                                        Director
---------------------------------------------------------
                  Virginia L. Stringer

                           *                                                        Director
---------------------------------------------------------
                     James M. Wade

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Investment Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel                                                        Attorney-in-Fact
---------------------------------------------------------
          Richard J. Ertel

                                INDEX TO EXHIBITS


EXHIBIT NUMBER                        NAME OF EXHIBIT
--------------                        ---------------
(d)(3)                                Amendment to Investment Advisory Agreement
(d)(6)                                Form of Expense Limitation Agreement
(d)(11)                               Amendment to Sub-Advisory Agreement (JP Morgan)
(d)(12)                               Amendment to Sub-Advisory Agreement (Altrinsic)
(d)(13)                               Amendment to Sub-Advisory Agreement (Hansberger)
(d)(14)                               Amendment to Sub-Advisory Agreement (Lazard)